UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Templeton Global Bond Fund
Class A [TPINX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Global Bond Fund returned -11.95%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Bond Fund	PAGE 1	406-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-11.95	-5.14	-2.03
Class A (with sales charge)	-15.22	-5.87	-2.40
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	406-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	406-ATSR-0225

Templeton Global Bond Fund
Class C [TEGBX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$128	1.36%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Global Bond Fund returned -12.26%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Bond Fund	PAGE 1	506-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-12.26	-5.50	-2.41
Class C (with sales charge)	-13.09	-5.50	-2.41
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	506-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	506-ATSR-0225

Templeton Global Bond Fund
Class R [FGBRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$114	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Global Bond Fund returned -12.17%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Bond Fund	PAGE 1	816-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-12.17	-5.38	-2.27
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	816-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	816-ATSR-0225

Templeton Global Bond Fund
Class R6 [FBNRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Global Bond Fund returned -11.54%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Bond Fund	PAGE 1	356-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	-11.54	-4.76	-1.64
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	356-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	356-ATSR-0225

Templeton Global Bond Fund
Advisor Class [TGBAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$67	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Global Bond Fund returned -11.79%. The Fund compares its performance to the FTSE World Government Bond Index, which returned -2.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposure in India.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposures in Brazil and the U.S. detracted from absolute performance.
↓
Currency positions detracted from relative performance. Overweight currency positions in select Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from relative performance.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Bond Fund	PAGE 1	616-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-11.79	-4.90	-1.78
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE World Government Bond Index	-2.87	-3.07	-0.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,988,678,324
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$18,338,254
Portfolio Turnover Rate	30.80%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Bond Fund	PAGE 2	616-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Bond Fund	PAGE 3	616-ATSR-0225

Templeton Global Total Return Fund
Class A [TGTRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$116	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Global Total Return Fund returned -6.74%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Total Return Fund	PAGE 1	407-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-6.74	-5.11	-1.68
Class A (with sales charge)	-10.26	-5.83	-2.05
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Total Return Fund	PAGE 2	407-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Total Return Fund	PAGE 3	407-ATSR-0225

Templeton Global Total Return Fund
Class C [TTRCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$155	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Global Total Return Fund returned -7.27%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Total Return Fund	PAGE 1	507-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-7.27	-5.49	-2.07
Class C (with sales charge)	-8.14	-5.49	-2.07
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
*	Does not include derivatives, except purchased options, if any.
Templeton Global Total Return Fund	PAGE 2	507-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Total Return Fund	PAGE 3	507-ATSR-0225

Templeton Global Total Return Fund
Class R [FRRGX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$141	1.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Global Total Return Fund returned -6.97%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Total Return Fund	PAGE 1	808-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-6.97	-5.34	-1.92
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Total Return Fund	PAGE 2	808-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Total Return Fund	PAGE 3	808-ATSR-0225

Templeton Global Total Return Fund
Class R6 [FTTRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$80	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Global Total Return Fund returned -6.38%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Total Return Fund	PAGE 1	308-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	-6.38	-4.75	-1.31
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Total Return Fund	PAGE 2	308-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Total Return Fund	PAGE 3	308-ATSR-0225

Templeton Global Total Return Fund
Advisor Class [TTRZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Global Total Return Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$93	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Global Total Return Fund returned -6.48%. The Fund compares its performance to the Bloomberg Multiverse Index, which returned -1.34% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interest-rate strategies contributed to absolute performance due to select exposures in countries in which bond yields fell over 2024, including duration exposures to select countries in Africa and Asia (including Egypt and Ghana).

↑	Overall credit exposures contributed to absolute results, due to exposure to USD-denominated sub-investment-grade credits.
↑
Overall credit exposures contributed to relative results, due to overweight exposure to USD-denominated sub-investment-grade credits. Interest-rate strategies contributed to relative performance due to select overweight exposures in Africa and Asia (including Egypt and Ghana). Among currencies, underweight exposure to the euro contributed to relative results.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian, Latin American, European and Africa currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓	Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.
↓
Currency positions detracted from relative results. Select overweight positions in Asian, Latin American, European and Africa currencies (including the Brazilian real and Japanese yen) detracted from performance. Underweight exposure to corporate bonds also detracted from relative performance, as did underweight duration exposure to China and overweight duration exposure to Brazil.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Global Total Return Fund	PAGE 1	696-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-6.48	-4.85	-1.42
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
Bloomberg Multiverse Index	-1.34	-1.76	0.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$201,792,297
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$1,761,051
Portfolio Turnover Rate	29.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Global Total Return Fund	PAGE 2	696-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective June 1, 2024, the Fund’s investment management fee schedule was reduced to an annual rate of 0.67% of the value of its average daily net assets up to and including $200 million; 0.62% of the value of its average daily net assets over $200 million up to and including $1.3 billion; 0.60% of the value of its average daily net assets over $1.3 billion up to and including $2.5 billion; 0.585% of the value of its average daily net assets over $2.5 billion up to and including $5 billion; 0.575% of the value of its average daily net assets over $5 billion up to and including $10 billion; and 0.565% of the value of its average daily net assets over $10 billion.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Total Return Fund	PAGE 3	696-ATSR-0225

Templeton International Bond Fund
Class A [TBOAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$93	0.99%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton International Bond Fund returned -11.70%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.
Templeton International Bond Fund	PAGE 1	447-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-11.70	-5.59	-2.18
Class A (with sales charge)	-14.99	-6.31	-2.56
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
*	Does not include derivatives, except purchased options, if any.
Templeton International Bond Fund	PAGE 2	447-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton International Bond Fund	PAGE 3	447-ATSR-0225

Templeton International Bond Fund
Class C [FCNBX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton International Bond Fund returned -12.04%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.
Templeton International Bond Fund	PAGE 1	247-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-12.04	-5.96	-2.56
Class C (with sales charge)	-12.87	-5.96	-2.56
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
*	Does not include derivatives, except purchased options, if any.
Templeton International Bond Fund	PAGE 2	247-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton International Bond Fund	PAGE 3	247-ATSR-0225

Templeton International Bond Fund
Class R
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$117	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton International Bond Fund returned -11.93%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.
Templeton International Bond Fund	PAGE 1	847-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-11.93	-5.84	-2.45
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton International Bond Fund	PAGE 2	847-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton International Bond Fund	PAGE 3	847-ATSR-0225

Templeton International Bond Fund
Class R6 [FIBQX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$57	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton International Bond Fund returned -11.38%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.
Templeton International Bond Fund	PAGE 1	8447-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	-11.38	-5.27	-1.86
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
*	Does not include derivatives, except purchased options, if any.
Templeton International Bond Fund	PAGE 2	8447-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton International Bond Fund	PAGE 3	8447-ATSR-0225

Templeton International Bond Fund
Advisor Class [FIBZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton International Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$70	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton International Bond Fund returned -11.48%. The Fund compares its performance to the FTSE Non-U.S. World Government Bond Index, which returned -5.32% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures to South Africa and India.
↑	Interest-rate strategies contributed to relative performance. Overweight duration exposures to South Africa and India and underweight duration exposure to Japan contributed to relative results.
↑	Among currencies, underweight exposure to the euro contributed to relative returns.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected. Select positions in Asian and Latin American currencies (including the Japanese yen and Brazilian real) detracted from performance.

↓
Currency positions detracted from relative performance. Overweight currency positions in select Latin American and Asian currencies (including the Brazilian real, Mexican peso and Japanese yen) detracted from relative performance.

↓	Within interest-rate strategies, underweight duration exposures to China and the euro area detracted from relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards and written and purchased currency options to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance.
Templeton International Bond Fund	PAGE 1	647-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-11.48	-5.38	-1.95
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
FTSE Non-U.S. World Government Bond Index	-5.32	-4.81	-1.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$19,381,000
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$0
Portfolio Turnover Rate	38.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton International Bond Fund	PAGE 2	647-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton International Bond Fund	PAGE 3	647-ATSR-0225

Templeton Sustainable Emerging Markets Bond Fund
Class A [FEMGX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$112	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Templeton Sustainable Emerging Markets Bond Fund returned -3.70%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	72-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-3.70	-3.18	-0.19
Class A (with sales charge)	-7.28	-3.91	-0.57
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	72-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	72-ATSR-0225

Templeton Sustainable Emerging Markets Bond Fund
Class C [FEMHX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$151	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Templeton Sustainable Emerging Markets Bond Fund returned -4.10%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	572-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-4.10	-3.57	-0.62
Class C (with sales charge)	-5.00	-3.57	-0.62
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	572-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	572-ATSR-0225

Templeton Sustainable Emerging Markets Bond Fund
Class R [FEMBX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$136	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Templeton Sustainable Emerging Markets Bond Fund returned -4.12%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	872-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-4.12	-3.37	-0.35
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	872-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	872-ATSR-0225

Templeton Sustainable Emerging Markets Bond Fund
Class R6 [FEMRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$85	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Templeton Sustainable Emerging Markets Bond Fund returned -3.40%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	812-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	-3.40	-2.90	0.09
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	812-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	812-ATSR-0225

Templeton Sustainable Emerging Markets Bond Fund
Advisor Class [FEMZX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Templeton Sustainable Emerging Markets Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$87	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Advisor Class shares of Templeton Sustainable Emerging Markets Bond Fund returned -3.43%. The Fund compares its performance to the JP Morgan GBI-EM Global Diversified Index, which returned -2.38% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Interest-rate strategies contributed to absolute performance due to select exposures to countries in which bond yields fell over 2024, including duration exposures in Egypt and India.
↑	Overall credit exposures contributed to absolute results, due to select exposures to sub-investment grade sovereign credits in Latin America.
↑
Overall credit exposures contributed to relative results, due to select overweighted exposures to sub-investment grade sovereign credits in Latin America. Among currencies, an underweighted position in the Mexican peso contributed to relative results. Within interest-rate strategies, overweighted duration exposures in Egypt and India also contributed.

Top detractors from performance:
↓
Currency positions detracted from absolute results, as the U.S. dollar (USD) remained stronger than expected, due to select currency exposures in Latin America and Asia (including the Brazilian real and Uruguayan peso). Within interest-rate strategies, duration exposure in Brazil detracted from absolute performance.

↓	Currency positions detracted from relative results, due to select overweighted currency exposures in Latin America and Asia (including the Uruguayan peso and Kazakhstani tenge).
↓	Interest-rate strategies detracted from relative results, due to underweighted duration exposures in South Africa and China and overweighted duration exposure in Brazil.
Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards to gain additional exposure to currencies. Given that the USD appreciated against most currencies in 2024, these derivatives detracted from performance. Interest rate swaps were used to manage duration exposure, which also detracted from performance.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 1	12-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-3.43	-2.92	0.04
Bloomberg Global Aggregate Index	-1.69	-1.96	0.15
JP Morgan GBI-EM Global Diversified Index	-2.38	-1.86	0.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$10,708,476
Total Number of Portfolio Holdings*	47
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.93%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 2	12-ATSR-0225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Sustainable Emerging Markets Bond Fund	PAGE 3	12-ATSR-0225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $329,485 in December 31, 2023 and $324,872 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024. The services for which these fees were paid included attestation services.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2023 and $44,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditor to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the Reporting Periods were $233,926 in December 31, 2023 and $669,048 in December 31, 2024.

(h) Yes. The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Income Trust
Financial Statements and Other Important Information
Annual | December 31, 2024
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Sustainable Emerging Markets Bond Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 47
Notes to Financial Statements 53
Report of Independent Registered Public Accounting Firm 79
Tax Information 80
Changes In and Disagreements with Accountants 81
Results of Meeting(s) of Shareholders 81
Remuneration Paid to Directors, Officers and Others 81
Board Approval of Management and Subadvisory Agreements 81

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.77 $7.89 $8.84 $9.80 $10.69
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.29 0.34 0.42 0.41
Net realized and unrealized gains (losses) ........... (1.27) (0.11) (0.88) (0.90) (0.85)
Total from investment operations .................... (0.91) 0.18 (0.54) (0.48) (0.44)
Less distributions from:
Net investment income .......................... (0.14) — — — (0.01)
Tax return of capital ............................ (0.23) (0.30) (0.41) (0.48) (0.44)
Total distributions ............................... (0.37) (0.30) (0.41) (0.48) (0.45)
Net asset value, end of year ....................... $6.49 $7.77 $7.89 $8.84 $9.80
Total return
c
................................... (11.95)% 2.43% (6.17)% (5.06)% (4.14)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.99% 0.97% 0.96% 0.97% 0.93%
Expenses net of waiver and payments by affiliates ....... 0.96% 0.95% 0.94% 0.96% 0.91%
Net investment income ........................... 5.06% 3.72% 4.14% 4.51% 4.03%
Supplemental data
Net assets , end of year (000’s) ..................... $1,496,483 $2,104,823 $2,492,812 $3,478,172 $4,749,790
Portfolio turnover rate ............................ 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.81 $7.93 $8.88 $9.83 $10.72
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.25 0.31 0.38 0.37
Net realized and unrealized gains (losses) ........... (1.27) (0.10) (0.89) (0.90) (0.85)
Total from investment operations .................... (0.94) 0.15 (0.58) (0.52) (0.48)
Less distributions from:
Net investment income .......................... (0.13) — — — (0.01)
Tax return of capital ............................ (0.21) (0.27) (0.37) (0.43) (0.40)
Total distributions ............................... (0.34) (0.27) (0.37) (0.43) (0.41)
Net asset value, end of year ....................... $6.53 $7.81 $7.93 $8.88 $9.83
Total return
c
................................... (12.26)% 1.99% (6.53)% (5.38)% (4.52)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.39% 1.37% 1.37% 1.36% 1.33%
Expenses net of waiver and payments by affiliates ....... 1.36% 1.35% 1.35% 1.36%
d
1.31%
Net investment income ........................... 4.63% 3.27% 3.78% 4.07% 3.65%
Supplemental data
Net assets , end of year (000’s) ..................... $44,654 $79,606 $126,600 $224,611 $682,582
Portfolio turnover rate ............................ 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.77 $7.89 $8.84 $9.80 $10.69
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.27 0.32 0.40 0.38
Net realized and unrealized gains (losses) ........... (1.27) (0.11) (0.88) (0.91) (0.84)
Total from investment operations .................... (0.92) 0.16 (0.56) (0.51) (0.46)
Less distributions from:
Net investment income .......................... (0.14) — — — (0.01)
Tax return of capital ............................ (0.22) (0.28) (0.39) (0.45) (0.42)
Total distributions ............................... (0.36) (0.28) (0.39) (0.45) (0.43)
Net asset value, end of year ....................... $6.49 $7.77 $7.89 $8.84 $9.80
Total return .................................... (12.17)% 2.18% (6.40)% (5.30)% (4.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.22% 1.21% 1.22% 1.18%
Expenses net of waiver and payments by affiliates ....... 1.21% 1.20% 1.19% 1.21% 1.16%
Net investment income ........................... 4.81% 3.48% 3.87% 4.26% 3.79%
Supplemental data
Net assets , end of year (000’s) ..................... $76,614 $100,333 $111,601 $137,543 $170,554
Portfolio turnover rate ............................ 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.72 $7.85 $8.80 $9.75 $10.64
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.31 0.37 0.45 0.45
Net realized and unrealized gains (losses) ........... (1.26) (0.11) (0.88) (0.89) (0.85)
Total from investment operations .................... (0.87) 0.20 (0.51) (0.44) (0.40)
Less distributions from:
Net investment income .......................... (0.15) — — — (0.01)
Tax return of capital ............................ (0.25) (0.33) (0.44) (0.51) (0.48)
Total distributions ............................... (0.40) (0.33) (0.44) (0.51) (0.49)
Net asset value, end of year ....................... $6.45 $7.72 $7.85 $8.80 $9.75
Total return .................................... (11.54)% 2.72% (5.79)% (4.59)% (3.79)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.60% 0.58% 0.63% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.56% 0.56% 0.52% 0.58% 0.54%
Net investment income ........................... 5.46% 4.09% 4.56% 4.85% 4.42%
Supplemental data
Net assets , end of year (000’s) ..................... $417,858 $551,986 $688,345 $944,502 $2,273,175
Portfolio turnover rate ............................ 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.73 $7.85 $8.80 $9.75 $10.64
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.30 0.36 0.44 0.43
Net realized and unrealized gains (losses) ........... (1.27) (0.10) (0.88) (0.89) (0.84)
Total from investment operations .................... (0.89) 0.20 (0.52) (0.45) (0.41)
Less distributions from:
Net investment income .......................... (0.15) — — — (0.01)
Tax return of capital ............................ (0.24) (0.32) (0.43) (0.50) (0.47)
Total distributions ............................... (0.39) (0.32) (0.43) (0.50) (0.48)
Net asset value, end of year ....................... $6.45 $7.73 $7.85 $8.80 $9.75
Total return .................................... (11.79)% 2.71% (5.95)% (4.74)% (3.92)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.74% 0.72% 0.72% 0.72% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.70% 0.69% 0.71% 0.66%
Net investment income ........................... 5.28% 3.96% 4.41% 4.74% 4.31%
Supplemental data
Net assets , end of year (000’s) ..................... $953,070 $1,743,989 $2,284,522 $3,641,639 $7,050,610
Portfolio turnover rate ............................ 30.80% 104.28% 16.01% 28.44% 60.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Schedule of Investments, December 31, 2024
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 77.9%
Australia 13.9%
New South Wales Treasury Corp. ,
Senior Bond , 2%, 3/08/33 ........ 184,339,000 AUD $ 92,350,949
a
Senior Bond , Reg S, 1.75%, 3/20/34 94,524,000 AUD 44,563,738
Queensland Treasury Corp. ,
Senior Bond , 2%, 8/22/33 ........ 54,445,000 AUD 26,813,744
a
Senior Bond , 144A, Reg S, 1.75%,
7/20/34 ...................... 241,968,000 AUD 112,400,951
Treasury Corp. of Victoria ,
Senior Bond , 2.25%, 11/20/34 ..... 123,972,000 AUD 59,520,609
Senior Bond , 2%, 11/20/37 ........ 189,652,000 AUD 79,899,346
415,549,337
Brazil 10.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 342,452,000 BRL 50,424,594
10%, 1/01/31 .................. 909,614,000 BRL 117,766,260
10%, 1/01/33 .................. 361,526,000 BRL 45,216,546
F , 10%, 1/01/29 ................ 670,034,000 BRL 91,613,638
305,021,038
Colombia 6.9%
Colombia Titulos de Tesoreria ,
B , 7.75%, 9/18/30 .............. 190,671,300,000 COP 37,643,397
B , 7%, 3/26/31 ................. 110,158,200,000 COP 20,534,003
B , 7%, 6/30/32 ................. 107,691,000,000 COP 19,114,119
B , 13.25%, 2/09/33 ............. 248,870,000,000 COP 61,107,524
B , 7.25%, 10/18/34 ............. 148,699,000,000 COP 25,153,927
B , 6.25%, 7/09/36 .............. 41,872,000,000 COP 6,153,106
B , 9.25%, 5/28/42 .............. 206,416,000,000 COP 36,275,868
205,981,944
Egypt 2.4%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5%, 1/31/47 .. 40,381,000 31,425,604
Senior Bond , 144A, 8.7%, 3/01/49 .. 12,110,000 9,546,616
Senior Bond , 144A, 8.875%, 5/29/50 26,683,000 21,364,978
Senior Bond , 144A, 8.75%, 9/30/51 . 11,130,000 8,804,178
71,141,376
Ghana 1.4%
b
Ghana Government Bond ,
PIK, 8.5%, 2/15/28 .............. 175,269,321 GHS 7,630,340
PIK, 8.65%, 2/13/29 ............. 101,435,627 GHS 3,929,137
PIK, 8.8%, 2/12/30 .............. 176,400,504 GHS 6,167,940
PIK, 8.95%, 2/11/31 ............. 30,256,815 GHS 975,898
PIK, 9.1%, 2/10/32 .............. 157,773,340 GHS 4,787,707
PIK, 9.25%, 2/08/33 ............. 126,605,193 GHS 3,595,436
PIK, 9.4%, 2/07/34 .............. 144,635,741 GHS 3,966,285
PIK, 9.55%, 2/06/35 ............. 97,428,624 GHS 2,607,573
PIK, 9.7%, 2/05/36 .............. 118,121,321 GHS 3,112,051
PIK, 9.85%, 2/03/37 ............. 88,887,930 GHS 2,321,105
PIK, 10%, 2/02/38 .............. 118,887,085 GHS 3,093,002
42,186,474

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Hungary 1.2%
a
Hungary Government Bond ,
Senior Bond , Reg S, 5.375%, 9/12/33 19,690,000 EUR $ 22,077,028
Senior Bond , Reg S, 1.75%, 6/05/35 10,610,000 EUR 8,714,538
Senior Bond , Reg S, 1.5%, 11/17/50 6,960,000 EUR 4,193,838
34,985,404
India 8.3%
India Government Bond ,
7.26%, 1/14/29 ................ 4,296,000,000 INR 51,225,474
Senior Bond , 7.26%, 8/22/32 ...... 12,972,780,000 INR 155,936,271
Senior Bond , 7.18%, 8/14/33 ...... 2,615,000,000 INR 31,251,226
Senior Note , 7.1%, 4/18/29 ....... 917,600,000 INR 10,862,586
249,275,557
Malaysia 9.3%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 5,690,000 MYR 1,274,075
3.955%, 9/15/25 ................ 28,830,000 MYR 6,477,159
3.9%, 11/30/26 ................. 226,950,000 MYR 51,209,130
3.892%, 3/15/27 ................ 19,290,000 MYR 4,353,382
3.502%, 5/31/27 ................ 30,640,000 MYR 6,854,775
3.899%, 11/16/27 ............... 691,620,000 MYR 156,335,446
4.498%, 4/15/30 ................ 97,744,000 MYR 22,705,577
3.582%, 7/15/32 ................ 134,410,000 MYR 29,607,879
278,817,423
Mexico 4.5%
Mexican Bonos ,
M , 10%, 11/20/36 ............... 121,740,000 MXN 5,679,809
M , Senior Bond , 7.75%, 11/23/34 ... 378,250,000 MXN 15,186,972
Mexican Bonos Desarr Fixed Rate ,
M , 7.5%, 5/26/33 ............... 2,134,640,000 MXN 86,597,731
M , Senior Bond , 8.5%, 11/18/38 .... 223,180,000 MXN 9,132,100
M , Senior Bond , 7.75%, 11/13/42 ... 480,400,000 MXN 17,693,846
134,290,458
Norway 3.8%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK 77,863,252
Senior Bond , 144A, Reg S, 1.5%,
2/19/26 ...................... 370,824,000 NOK 31,676,762
Senior Bond , 144A, Reg S, 1.75%,
2/17/27 ...................... 68,460,000 NOK 5,758,966
115,298,980
Panama 4.7%
Panama Government Bond ,
Senior Bond , 2.252%, 9/29/32 ..... 22,130,000 15,522,838
Senior Bond , 3.298%, 1/19/33 ..... 2,130,000 1,607,916
Senior Bond , 6.4%, 2/14/35 ....... 71,380,000 64,980,580
Senior Bond , 6.875%, 1/31/36 ..... 11,770,000 11,076,220
Senior Bond , 8%, 3/01/38 ........ 45,980,000 46,205,432
139,392,986

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Serbia 0.5%
Serbia Treasury Bonds , 4.5%, 8/20/32 . 1,617,620,000 RSD $ 13,982,793
South Africa 5.2%
South Africa Government Bond ,
Senior Bond , 8.875%, 2/28/35 ..... 652,390,000 ZAR 31,495,730
Senior Bond , 8.5%, 1/31/37 ....... 1,570,730,000 ZAR 70,699,371
Senior Bond , 9%, 1/31/40 ........ 1,168,600,000 ZAR 52,748,867
154,943,968
South Korea 2.5%
Korea Treasury Bonds ,
3.25%, 3/10/28 ................ 6,875,990,000 KRW 4,758,817
3.5%, 9/10/28 ................. 100,177,010,000 KRW 70,002,869
74,761,686
Uruguay 3.1%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875%, 7/02/40 3,813,579,079 UYU 91,468,255
Total Foreign Government and Agency Securities (Cost $ 2,650,017,803 ) ...........
2,327,097,679
U.S. Government and Agency Securities 10.8%
United States 10.8%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 3,920,000 3,237,150
3.125%, 2/15/43 ................ 18,463,000 14,590,269
3.625%, 8/15/43 ................ 169,433,000 143,576,555
3.75%, 11/15/43 ................ 15,349,000 13,221,178
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 53,358,000 49,653,172
4.25%, 11/15/34 ................ 101,071,600 98,445,225
322,723,549
Total U.S. Government and Agency Securities (Cost $ 347,744,084 ) ................
322,723,549
Total Long Term Investments (Cost $ 2,997,761,887 ) .............................
2,649,821,228
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 159.35 JPY , Expires 2/05/25 .. 1 352,916,000 2,358,649
2,358,649
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 352,916,000 852,572

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 144.30 JPY , Expires 6/11/25 .. 1 705,832,000 $ 5,671,841
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.33 JPY , Expires 1/24/25 .. 1 1,058,748,000 439,284
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 148.30 JPY , Expires 2/24/25 .. 1 352,922,000 1,094,195
8,057,892
Total Options Purchased (Cost $ 32,873,839 ) ....................................
10,416,541
Short Term Investments 9.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 9.0%
United States 9.0%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 269,210,359 269,210,359
Total Money Market Funds (Cost $ 269,210,359 ) .................................
269,210,359
a a a a a
Total Short Term Investments (Cost $ 269,210,359 ) ...............................
269,210,359
a a a
Total Investments (Cost $ 3,299,846,085 ) 98.0% ..................................
$2,929,448,128
Options Written (0.9) % .......................................................
(25,626,225)
Other Assets, less Liabilities 2.9% .............................................
84,856,421
Net Assets 100.0% ...........................................................
$2,988,678,324
a a a
a
Number of
Contracts
Notional
Amount
#
f
Options Written (0.9)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.00 JPY , Expires 1/27/25 .. 1 176,459,000 (12,366,208)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 151.60 JPY , Expires 2/05/25 .. 1 264,685,000 (9,747,771)
(22,113,979)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 135.30 JPY , Expires 6/11/25 .. 1 1,058,748,000 (2,581,311)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 142.05 JPY , Expires 1/24/25 .. 1 705,832,000 (81,959)

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
f
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 145.20 JPY , Expires 2/24/25 .. 1 352,922,000 $ (555,816)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 148.57 JPY , Expires 1/24/25 .. 1 352,916,000 (293,160)
(3,512,246)
Total Options Written (Premiums received $ 26,027,926 ) ..........................
$ (25,626,225)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $378,390,449, representing 12.7% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(f).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 1,590,808,500 18,864,087 1/15/25 $ — $ (309,028)
Indian Rupee ...... JPHQ Sell 105,500,000 1,240,053 1/15/25 9,510 —
South Korean Won .. JPHQ Buy 16,182,300,000 12,058,346 1/15/25 — (1,098,964)
New Zealand Dollar . JPHQ Buy 175,070,000 101,586,994 1/16/25 — (3,628,021)
Japanese Yen ...... BNDP Buy 41,246,625,520 266,952,035 1/17/25 — (4,364,468)
Japanese Yen ...... BNDP Sell 5,081,100,000 33,936,512 1/17/25 1,588,807 —
Japanese Yen ...... DBAB Buy 13,128,207,310 84,940,455 1/17/25 — (1,362,611)
Japanese Yen ...... DBAB Sell 13,128,207,310 89,483,936 1/17/25 5,906,092 —
Japanese Yen ...... GSCO Buy 5,039,000,000 32,776,115 1/17/25 — (696,431)
Japanese Yen ...... GSCO Sell 5,039,000,000 33,814,412 1/17/25 1,734,727 —
New Zealand Dollar . BOFA Buy 4,880,000 2,813,564 1/17/25 — (82,981)
Indian Rupee ...... HSBK Buy 2,366,957,100 27,843,933 1/23/25 — (258,869)
Serbian Dinar ...... DBAB Buy 896,483,143 8,317,482 1/23/25 — (378,120)
Japanese Yen ...... MSCO Buy 13,064,413,000 87,155,905 1/28/25 — (3,871,055)
Japanese Yen ...... MSCO Sell 1,365,008,000 8,895,226 1/28/25 193,382 —
Japanese Yen ...... MSCO Buy 20,771,214,000 147,271,795 1/29/25 — (14,840,185)
Japanese Yen ...... MSCO Sell 15,409,582,000 103,956,974 1/29/25 5,709,671 —
Serbian Dinar ...... DBAB Buy 2,081,824,379 19,235,206 1/31/25 — (798,729)
Serbian Dinar ...... DBAB Buy 2,253,654,000 20,408,911 2/10/25 — (450,396)
Serbian Dinar ...... DBAB Buy 3,134,972,506 28,145,374 2/18/25 — (381,233)
Chinese Yuan ...... CITI Sell 325,946,035 45,159,735 2/21/25 699,779 —
Chinese Yuan ...... DBAB Sell 325,698,784 45,159,735 2/21/25 733,505 —
Chinese Yuan ...... JPHQ Sell 259,117,222 35,901,989 2/24/25 554,610 —
Mexican Peso ...... BNDP Buy 903,398,478 43,397,567 2/24/25 — (448,448)
Mexican Peso ...... HSBK Buy 1,892,075,664 91,350,402 2/24/25 — (1,397,867)
Mexican Peso ...... BNDP Buy 328,304,649 15,882,808 3/10/25 — (308,739)
Mexican Peso ...... HSBK Buy 334,281,820 16,498,868 3/10/25 — (641,255)
Serbian Dinar ...... DBAB Buy 1,097,715,000 10,417,719 3/10/25 — (696,655)
Chinese Yuan ...... HSBK Sell 547,251,250 75,854,566 3/19/25 1,140,867 —
Indian Rupee ...... CITI Buy 890,406,500 10,426,916 3/19/25 — (102,743)
South Korean Won .. DBAB Buy 10,256,000,000 7,183,834 3/19/25 — (222,348)
South Korean Won .. HSBK Buy 218,734,000,000 153,164,344 3/19/25 — (4,693,830)
Euro ............. MSCO Sell 42,110,112 499,500,000 NOK 4/10/25 53,665 —
Norwegian Krone ... MSCO Buy 499,500,000 46,924,496 4/10/25 — (3,054,872)
Norwegian Krone ... MSCO Sell 499,500,000 43,969,610 4/10/25 99,986 —
Chinese Yuan ...... DBAB Sell 590,635,954 82,175,780 5/20/25 1,269,410 —
Chinese Yuan ...... CITI Sell 324,329,313 45,159,735 5/22/25 727,321 —
Chinese Yuan ...... HSBK Sell 1,020,657,000 140,841,858 6/27/25 719,247 —
Chinese Yuan ...... MSCO Sell 1,102,153,000 152,101,245 6/27/25 790,319 —
Euro ............. JPHQ Sell 109,740,000 115,191,883 6/27/25 496,244 —
Total Forward Exchange Contracts ................................................... $22,427,142 $(44,087,848)
Net unrealized appreciation (depreciation) ............................................ $(21,660,706)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 231,810,000 $ (15,627,588) $ — $ (15,627,588)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 42,010,000 (814,589) — (814,589)
Total Interest Rate Swap Contracts .................................... $(16,442,177) $ — $(16,442,177)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See Abbreviations on page 78 .

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.15 $7.16 $8.77 $9.98 $11.02
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.40 0.46 0.63 0.43
Net realized and unrealized gains (losses) ........... (0.94) —
c
(1.55) (1.14) (1.01)
Total from investment operations .................... (0.46) 0.40 (1.09) (0.51) (0.58)
Less distributions from:
Net investment income .......................... (0.21) — — — (0.02)
Tax return of capital ............................ (0.28) (0.41) (0.52) (0.70) (0.44)
Total distributions ............................... (0.49) (0.41) (0.52) (0.70) (0.46)
Net asset value, end of year ....................... $6.20 $7.15 $7.16 $8.77 $9.98
Total return
d
................................... (6.74)% 5.88% (12.53)% (5.39)% (5.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.22% 1.16% 1.16% 1.17% 1.08%
Expenses net of waiver and payments by affiliates ....... 1.20% 1.14% 1.14% 1.16% 1.06%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.20% 1.07% 1.14%
e
1.16%
e
1.04%
Net investment income ........................... 7.08% 5.65% 5.99% 6.67% 4.19%
Supplemental data
Net assets, end of year (000’s) ..................... $113,102 $163,440 $200,854 $299,056 $482,575
Portfolio turnover rate ............................ 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.15 $7.15 $8.76 $9.96 $11.01
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.37 0.44 0.59 0.39
Net realized and unrealized gains (losses) ........... (0.94) 0.01 (1.56) (1.14) (1.02)
Total from investment operations .................... (0.49) 0.38 (1.12) (0.55) (0.63)
Less distributions from:
Net investment income .......................... (0.20) — — — (0.01)
Tax return of capital ............................ (0.26) (0.38) (0.49) (0.65) (0.41)
Total distributions ............................... (0.46) (0.38) (0.49) (0.65) (0.42)
Net asset value, end of year ....................... $6.20 $7.15 $7.15 $8.76 $9.96
Total return
c
................................... (7.27)% 5.60% (12.92)% (5.72)% (5.80)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.62% 1.57% 1.57% 1.56% 1.48%
Expenses net of waiver and payments by affiliates ....... 1.61% 1.54% 1.54% 1.56%
d
1.46%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.61% 1.47% 1.54%
e
1.56%
e
1.44%
Net investment income ........................... 6.65% 5.23% 5.63% 6.21% 3.79%
Supplemental data
Net assets, end of year (000’s) ..................... $7,988 $13,725 $19,873 $40,591 $113,438
Portfolio turnover rate ............................ 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.16 $7.17 $8.78 $9.98 $11.03
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.38 0.44 0.61 0.40
Net realized and unrealized gains (losses) ........... (0.95) —
c
(1.55) (1.14) (1.02)
Total from investment operations .................... (0.48) 0.38 (1.11) (0.53) (0.62)
Less distributions from:
Net investment income .......................... (0.20) — — — (0.02)
Tax return of capital ............................ (0.27) (0.39) (0.50) (0.67) (0.41)
Total distributions ............................... (0.47) (0.39) (0.50) (0.67) (0.43)
Net asset value, end of year ....................... $6.21 $7.16 $7.17 $8.78 $9.98
Total return .................................... (6.97)% 5.61% (12.74)% (5.54)% (5.65)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.48% 1.41% 1.41% 1.42% 1.32%
Expenses net of waiver and payments by affiliates ....... 1.46% 1.39% 1.38% 1.41% 1.30%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.46% 1.32% 1.38%
d
1.41%
d
1.28%
Net investment income ........................... 6.81% 5.41% 5.72% 6.44% 3.89%
Supplemental data
Net assets, end of year (000’s) ..................... $1,776 $2,789 $3,322 $4,823 $7,741
Portfolio turnover rate ............................ 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.15 $7.16 $8.78 $9.98 $11.03
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.43 0.51 0.66 0.47
Net realized and unrealized gains (losses) ........... (0.94) —
c
(1.58) (1.13) (1.02)
Total from investment operations .................... (0.43) 0.43 (1.07) (0.47) (0.55)
Less distributions from:
Net investment income .......................... (0.23) — — — (0.02)
Tax return of capital ............................ (0.29) (0.44) (0.55) (0.73) (0.48)
Total distributions ............................... (0.52) (0.44) (0.55) (0.73) (0.50)
Net asset value, end of year ....................... $6.20 $7.15 $7.16 $8.78 $9.98
Total return .................................... (6.38)% 6.31% (12.27)% (4.91)% (5.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.89% 0.79% 0.85% 0.79% 0.71%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.74% 0.80% 0.77% 0.69%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.83% 0.67% 0.80%
d
0.77%
d
0.67%
Net investment income ........................... 7.37% 6.05% 6.47% 7.01% 4.57%
Supplemental data
Net assets, end of year (000’s) ..................... $13,307 $31,027 $47,859 $170,830 $294,519
Portfolio turnover rate ............................ 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.17 $7.18 $8.79 $10.00 $11.04
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.41 0.49 0.65 0.46
Net realized and unrealized gains (losses) ........... (0.94) 0.01 (1.56) (1.14) (1.02)
Total from investment operations .................... (0.44) 0.42 (1.07) (0.49) (0.56)
Less distributions from:
Net investment income .......................... (0.22) — — — (0.02)
Tax return of capital ............................ (0.29) (0.43) (0.54) (0.72) (0.46)
Total distributions ............................... (0.51) (0.43) (0.54) (0.72) (0.48)
Net asset value, end of year ....................... $6.22 $7.17 $7.18 $8.79 $10.00
Total return .................................... (6.48)% 6.13% (12.28)% (5.14)% (5.07)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.97% 0.92% 0.92% 0.92% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.96% 0.90% 0.89% 0.91% 0.81%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.96% 0.81% 0.89%
c
0.91%
c
0.78%
Net investment income ........................... 7.30% 5.84% 6.31% 6.84% 4.48%
Supplemental data
Net assets, end of year (000’s) ..................... $65,619 $120,166 $203,568 $424,413 $1,104,754
Portfolio turnover rate ............................ 29.14% 76.60% 35.05% 23.94% 60.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments, December 31, 2024
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $ 1,645,359 ) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note , 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25%,
12/31/22 ..................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,536 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 82.5%
Australia 2.3%
Treasury Corp. of Victoria , Senior Bond ,
2%, 11/20/37 .................. 11,067,000 AUD 4,662,466
Brazil 9.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 17,290,000 BRL 2,545,879
10%, 1/01/31 .................. 31,491,000 BRL 4,077,089
10%, 1/01/33 .................. 37,316,000 BRL 4,667,163
F , 10%, 1/01/29 ................ 51,267,000 BRL 7,009,728
18,299,859
Colombia 1.8%
Colombia Titulos de Tesoreria , B ,
9.25%, 5/28/42 ................ 20,260,600,000 COP 3,560,629
Dominican Republic 3.5%
f
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3%, 1/21/41 .. 2,370,000 2,019,240
Senior Bond , 144A, 6.4%, 6/05/49 .. 580,000 546,795
Senior Bond , 144A, 5.875%, 1/30/60 5,340,000 4,529,655
7,095,690
Ecuador 4.0%
f
Ecuador Government Bond , Senior
Bond , 144A, 5.5%, 7/31/35 ........ 14,261,000 8,135,235
Egypt 3.2%
Egypt Government Bond ,
25.151%, 4/16/27 ............... 199,700,000 EGP 3,904,201
f
Senior Bond , 144A, 8.75%, 9/30/51 . 1,080,000 854,314

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
Egypt Government Bond, (continued)
f
Senior Bond , 144A, 7.5%, 2/16/61 .. 2,370,000 $ 1,630,287
6,388,802
Ghana 2.1%
d
Ghana Government Bond ,
PIK, 8.5%, 2/15/28 .............. 22,187,028 GHS 965,911
PIK, 8.8%, 2/12/30 .............. 22,517,541 GHS 787,338
PIK, 9.1%, 2/10/32 .............. 21,839,163 GHS 662,720
PIK, 9.25%, 2/08/33 ............. 9,520,939 GHS 270,383
PIK, 9.4%, 2/07/34 .............. 16,758,152 GHS 459,552
PIK, 9.55%, 2/06/35 ............. 6,734,996 GHS 180,255
PIK, 9.7%, 2/05/36 .............. 13,470,303 GHS 354,892
PIK, 9.85%, 2/03/37 ............. 10,135,473 GHS 264,665
PIK, 10%, 2/02/38 .............. 13,555,707 GHS 352,669
4,298,385
Hungary 7.4%
Hungary Government Bond ,
1%, 11/26/25 .................. 116,400,000 HUF 282,325
3%, 10/27/27 .................. 273,100,000 HUF 630,625
4.75%, 11/24/32 ................ 5,126,900,000 HUF 11,510,429
f
Senior Bond , Reg S, 5.375%, 9/12/33 1,380,000 EUR 1,547,298
f
Senior Bond , Reg S, 1.75%, 6/05/35 740,000 EUR 607,800
f
Senior Bond , Reg S, 1.5%, 11/17/50 500,000 EUR 301,282
14,879,759
India 7.3%
India Government Bond , Senior Bond ,
7.26%, 8/22/32 ................ 1,219,000,000 INR 14,652,705
Kazakhstan 5.6%
Kazakhstan MEOKAM ,
10.67%, 1/21/26 ................ 297,400,000 KZT 563,969
15.35%, 11/18/27 ............... 50,500,000 KZT 105,387
Kazakhstan MEUKAM ,
9%, 7/03/27 ................... 680,900,000 KZT 1,241,078
15.3%, 3/03/29 ................ 252,400,000 KZT 542,769
10.55%, 7/28/29 ................ 315,300,000 KZT 570,147
11%, 2/04/30 .................. 41,000,000 KZT 77,389
12%, 3/07/30 .................. 983,370,000 KZT 1,916,773
12%, 2/22/31 .................. 844,030,000 KZT 1,648,697
10.3%, 3/17/31 ................ 224,900,000 KZT 408,612
14%, 5/12/31 .................. 60,600,000 KZT 129,012
Senior Bond , 5.49%, 3/27/27 ...... 278,100,000 KZT 475,254
Senior Bond , 5%, 4/18/28 ........ 494,200,000 KZT 776,618
Senior Bond , 5.5%, 9/20/28 ....... 724,300,000 KZT 1,153,674
Senior Bond , 7.68%, 8/13/29 ...... 1,052,000,000 KZT 1,760,188
11,369,567
Malaysia 12.0%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 10,140,000 MYR 2,270,496
3.955%, 9/15/25 ................ 5,335,000 MYR 1,198,600
3.502%, 5/31/27 ................ 4,190,000 MYR 937,386
3.899%, 11/16/27 ............... 77,940,000 MYR 17,617,743

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
3.885%, 8/15/29 ................ 9,526,000 MYR $ 2,153,907
24,178,132
Mexico 4.6%
Mexican Bonos ,
M , 10%, 11/20/36 ............... 9,610,000 MXN 448,357
M , Senior Bond , 7.75%, 11/23/34 ... 29,910,000 MXN 1,200,905
Mexican Bonos Desarr Fixed Rate ,
M , 7.5%, 5/26/33 ............... 134,380,000 MXN 5,451,506
M , Senior Bond , 8.5%, 11/18/38 .... 17,630,000 MXN 721,386
M , Senior Bond , 7.75%, 11/13/42 ... 37,940,000 MXN 1,397,387
9,219,541
Norway 4.9%
f
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.5%,
2/19/26 ...................... 93,752,000 NOK 8,008,542
Senior Bond , 144A, Reg S, 1.75%,
2/17/27 ...................... 23,754,000 NOK 1,998,225
10,006,767
Panama 3.7%
Panama Government Bond ,
Senior Bond , 6.4%, 2/14/35 ....... 1,110,000 1,010,485
Senior Bond , 6.7%, 1/26/36 ....... 4,850,000 4,511,577
Senior Bond , 6.875%, 1/31/36 ..... 2,150,000 2,023,269
7,545,331
South Africa 4.6%
South Africa Government Bond ,
Senior Bond , 8.875%, 2/28/35 ..... 21,340,000 ZAR 1,030,241
Senior Bond , 8.5%, 1/31/37 ....... 94,130,000 ZAR 4,236,840
Senior Bond , 9%, 1/31/40 ........ 89,270,000 ZAR 4,029,515
9,296,596
Sri Lanka 1.4%
f
Sri Lanka Government Bond ,
Senior Bond , 144A, 3.6%, 6/15/35 .. 587,078 425,631
Senior Bond , 144A, 3.6%, 5/15/36 .. 407,445 310,677
Senior Bond , 144A, 3.6%, 2/15/38 .. 815,234 624,714
Senior Note , 144A, 4%, 4/15/28 .... 539,786 506,751
Senior Note , 144A, 3.1%, 1/15/30 .. 443,260 367,906
Senior Note , 144A, 3.35%, 3/15/33 .. 869,449 661,911
2,897,590
Supranational 5.0%
g
Asian Development Bank ,
Senior Note , 11.2%, 1/31/25 ....... 16,141,000,000 COP 3,663,063
Senior Note , 10.1%, 1/23/26 ...... 27,861,000,000 COP 6,356,829
10,019,892
Total Foreign Government and Agency Securities (Cost $ 184,983,256 ) ............
166,506,946

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 9.2%
United States 9.2%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 13,110,000 $ 10,826,286
3.75%, 11/15/43 ................ 8,960,000 7,717,881
18,544,167
Total U.S. Government and Agency Securities (Cost $ 20,422,194 ) .................
18,544,167
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 253,991,345 ) ...............................
185,051,113
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 159.35 JPY , Expires 2/05/25 .. 1 20,210,000 135,070
135,070
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 20,210,000 48,823
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 144.30 JPY , Expires 6/11/25 .. 1 40,420,000 324,802
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.33 JPY , Expires 1/24/25 .. 1 60,630,000 25,156
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 148.30 JPY , Expires 2/24/25 .. 1 20,209,000 62,656
461,437
Total Options Purchased (Cost $ 1,882,530 ) .....................................
596,507

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 7.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.8%
Egypt 5.8%
h
Egypt Treasury Bills ,
25.06%, 3/04/25 ................ 254,400,000 EGP $ 4,793,717
25.42%, 3/11/25 ................ 22,275,000 EGP 417,505
25.69%, 3/18/25 ................ 347,675,000 EGP 6,482,440
11,693,662
Total Foreign Government and Agency Securities (Cost $ 12,386,428 ) ..............
11,693,662
Shares
Money Market Funds 1.2%
United States 1.2%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 2,365,734 2,365,734
Total Money Market Funds (Cost $ 2,365,734 ) ...................................
2,365,734
a a a a a
Total Short Term Investments (Cost $ 14,752,162 ) ................................
14,059,396
a a a
Total Investments (Cost $ 270,626,037 ) 99.0% ...................................
$199,707,016
Options Written (0.7) % .......................................................
(1,467,522)
Other Assets, less Liabilities 1.7% .............................................
3,552,803
Net Assets 100.0% ...........................................................
$201,792,297
a a a
a
Number of
Contracts
Notional
Amount
#
k
Options Written (0.7)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.00 JPY , Expires 1/27/25 .. 1 10,105,000 (708,156)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 151.60 JPY , Expires 2/05/25 .. 1 15,158,000 (558,236)
(1,266,392)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 135.30 JPY , Expires 6/11/25 .. 1 60,630,000 (147,821)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 142.05 JPY , Expires 1/24/25 .. 1 40,420,000 (4,694)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 145.20 JPY , Expires 2/24/25 .. 1 20,209,000 (31,827)

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 148.57 JPY , Expires 1/24/25 .. 1 20,210,000 $ (16,788)
(201,130)
Total Options Written (Premiums received $ 1,490,510 ) ...........................
$ (1,467,522)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $33,076,263, representing 16.4% of net assets.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The rate shown represents the yield at period end.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(c) regarding written options.

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... DBAB Sell 44,370,000 6,119,747 1/06/25 $ 72,880 $ —
Japanese Yen ...... BNDP Buy 706,082,800 4,569,834 1/17/25 — (74,713)
Japanese Yen ...... DBAB Buy 1,374,954,060 8,896,053 1/17/25 — (142,710)
Japanese Yen ...... DBAB Sell 915,030,000 6,138,961 1/17/25 313,624 —
Indian Rupee ...... HSBK Buy 318,707,100 3,749,142 1/23/25 — (34,856)
Japanese Yen ...... MSCO Buy 747,422,000 4,986,239 1/28/25 — (221,469)
Japanese Yen ...... MSCO Sell 78,093,000 508,902 1/28/25 11,063 —
Japanese Yen ...... MSCO Buy 1,187,565,000 8,420,058 1/29/25 — (848,467)
Japanese Yen ...... MSCO Sell 881,023,000 5,943,609 1/29/25 326,445 —
Brazilian Real ...... JPHQ Buy 17,958,719 3,083,651 2/04/25 — (194,524)
Euro ............. BZWS Buy 7,833,000 8,610,817 2/06/25 — (485,647)
Euro ............. BZWS Sell 7,833,000 8,163,043 2/06/25 37,873 —
Japanese Yen ...... MSCO Buy 1,270,866,000 8,371,921 2/14/25 — (254,578)
Chinese Yuan ...... CITI Sell 22,629,271 3,135,279 2/21/25 48,583 —
Chinese Yuan ...... DBAB Sell 47,243,542 6,544,884 2/21/25 100,732 —
Chinese Yuan ...... JPHQ Sell 62,318,149 8,615,023 2/24/25 113,917 —
Mexican Peso ...... BNDP Buy 59,812,208 2,873,266 2/24/25 — (29,691)
Mexican Peso ...... HSBK Buy 125,270,543 6,048,127 2/24/25 — (92,550)
Mexican Peso ...... BNDP Buy 21,736,436 1,051,571 3/10/25 — (20,441)
Mexican Peso ...... HSBK Buy 61,262,000 3,016,477 3/10/25 — (110,339)
Chinese Yuan ...... HSBK Sell 37,993,703 5,266,312 3/19/25 79,206 —
Indian Rupee ...... CITI Buy 605,927,980 7,095,591 3/19/25 — (69,917)
South Korean Won .. DBAB Buy 32,764,090,000 22,949,666 3/19/25 — (710,319)
Australian Dollar .... DBAB Buy 2,173,000 1,410,675 3/25/25 — (65,527)
Australian Dollar .... JPHQ Buy 30,576,000 19,858,806 3/25/25 — (931,406)
Norwegian Krone ... MSCO Buy 9,256,000 869,536 4/10/25 — (56,608)
Chinese Yuan ...... DBAB Sell 41,005,749 5,705,171 5/20/25 88,131 —
Chinese Yuan ...... JPHQ Sell 83,550,000 11,627,049 5/20/25 182,221 —
Chinese Yuan ...... CITI Sell 22,517,028 3,135,279 5/22/25 50,495 —
Australian Dollar .... MSCO Buy 5,930,000 3,793,065 6/12/25 — (120,646)
Euro ............. JPHQ Sell 9,520,000 9,992,954 6/27/25 43,049 —
Total Forward Exchange Contracts ................................................... $1,468,219 $(4,464,408)
Net unrealized appreciation (depreciation) ............................................ $(2,996,189)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2024 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( c ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,605,204 BRL $ (200,830) $ — $ (200,830)
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 (331,684) — (331,684)
Total Interest Rate Swap Contracts .................................... $(532,514) $ — $(532,514)
*
In U.S. dollars unless otherwise indicated.
See Note  9  regarding other derivative information.
See Abbreviations on page 78 .

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.22 $7.33 $8.17 $9.01 $9.77
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.28 0.28 0.23 0.20
Net realized and unrealized gains (losses) ........... (1.20) (0.10) (0.76) (0.82) (0.75)
Total from investment operations .................... (0.82) 0.18 (0.48) (0.59) (0.55)
Less distributions from:
Net investment income .......................... (0.18) — — — (—)
c
Tax return of capital ............................ (0.22) (0.29) (0.36) (0.25) (0.21)
Total distributions ............................... (0.40) (0.29) (0.36) (0.25) (0.21)
Net asset value, end of year ....................... $6.00 $7.22 $7.33 $8.17 $9.01
Total return
d
................................... (11.70)% 2.80% (5.90)% (6.65)% (5.66)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.29% 1.65% 1.73% 1.37% 1.21%
Expenses net of waiver and payments by affiliates ....... 0.99% 0.84% 1.04% 0.99% 1.00%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.99% 0.81% 1.04%
e
0.99%
e
0.99%
Net investment income ........................... 5.76% 3.91% 3.64% 2.69% 2.12%
Supplemental data
Net assets, end of year (000’s) ..................... $9,669 $11,678 $13,703 $17,129 $22,455
Portfolio turnover rate ............................ 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.24 $7.35 $8.19 $9.02 $9.78
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.25 0.25 0.19 0.16
Net realized and unrealized gains (losses) ........... (1.20) (0.10) (0.76) (0.81) (0.75)
Total from investment operations .................... (0.85) 0.15 (0.51) (0.62) (0.59)
Less distributions from:
Net investment income .......................... (0.17) — — — (—)
c
Tax return of capital ............................ (0.20) (0.26) (0.33) (0.21) (0.17)
Total distributions ............................... (0.37) (0.26) (0.33) (0.21) (0.17)
Net asset value, end of year ....................... $6.02 $7.24 $7.35 $8.19 $9.02
Total return
d
................................... (12.04)% 2.37% (6.30)% (6.96)% (6.03)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.65% 2.05% 2.16% 1.71% 1.61%
Expenses net of waiver and payments by affiliates ....... 1.39% 1.24% 1.43% 1.39% 1.40%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.39% 1.21% 1.43%
e
1.39%
e
1.39%
Net investment income ........................... 5.28% 3.49% 3.28% 2.22% 1.70%
Supplemental data
Net assets, end of year (000’s) ..................... $433 $662 $842 $1,365 $3,541
Portfolio turnover rate ............................ 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.22 $7.33 $8.17 $9.01 $9.76
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.25 0.25 0.21 0.17
Net realized and unrealized gains (losses) ........... (1.21) (0.08) (0.75) (0.82) (0.73)
Total from investment operations .................... (0.84) 0.17 (0.50) (0.61) (0.56)
Less distributions from:
Net investment income .......................... (0.17) — — — (—)
c
Tax return of capital ............................ (0.21) (0.28) (0.34) (0.23) (0.19)
Total distributions ............................... (0.38) (0.28) (0.34) (0.23) (0.19)
Net asset value, end of year ....................... $6.00 $7.22 $7.33 $8.17 $9.01
Total return .................................... (11.93)% 2.41% (6.12)% (6.90)% (5.83)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.58% 1.87% 1.94% 1.63% 1.46%
Expenses net of waiver and payments by affiliates ....... 1.24% 1.09% 1.29% 1.24% 1.25%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.24% 1.06% 1.29%
d
1.24%
d
1.24%
Net investment income ........................... 5.59% 3.53% 3.35% 2.41% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $58 $52 $117 $107 $138
Portfolio turnover rate ............................ 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.20 $7.32 $8.17 $9.01 $9.77
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.29 0.31 0.22 0.19
Net realized and unrealized gains (losses) ........... (1.20) (0.08) (0.77) (0.78) (0.70)
Total from investment operations .................... (0.79) 0.21 (0.46) (0.56) (0.51)
Less distributions from:
Net investment income .......................... (0.20) — — — (—)
c
Tax return of capital ............................ (0.23) (0.33) (0.39) (0.28) (0.25)
Total distributions ............................... (0.43) (0.33) (0.39) (0.28) (0.25)
Net asset value, end of year ....................... $5.98 $7.20 $7.32 $8.17 $9.01
Total return .................................... (11.38)% 2.97% (5.44)% (6.29)% (5.29)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.84% 1.49% 1.43% 0.94% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.63% 0.64% 0.60% 0.61%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.60% 0.60% 0.64%
d
0.60%
d
0.60%
Net investment income ........................... 6.11% 4.11% 4.06% 2.55% 2.14%
Supplemental data
Net assets, end of year (000’s) ..................... $3,327 $4,782 $5,809 $8,242 $47,663
Portfolio turnover rate ............................ 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.23 $7.33 $8.17 $9.02 $9.78
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.29 0.30 0.25 0.21
Net realized and unrealized gains (losses) ........... (1.21) (0.08) (0.76) (0.83) (0.73)
Total from investment operations .................... (0.81) 0.21 (0.46) (0.58) (0.52)
Less distributions from:
Net investment income .......................... (0.19) — — — (—)
c
Tax return of capital ............................ (0.23) (0.31) (0.38) (0.27) (0.24)
Total distributions ............................... (0.42) (0.31) (0.38) (0.27) (0.24)
Net asset value, end of year ....................... $6.00 $7.23 $7.33 $8.17 $9.02
Total return .................................... (11.48)% 3.05% (5.68)% (6.52)% (5.41)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.97% 1.40% 1.50% 0.99% 0.96%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.59% 0.78% 0.74% 0.75%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.74% 0.56% 0.78%
d
0.74%
d
0.74%
Net investment income ........................... 5.87% 4.10% 3.95% 2.88% 2.30%
Supplemental data
Net assets, end of year (000’s) ..................... $5,894 $11,873 $16,520 $24,744 $284,611
Portfolio turnover rate ............................ 38.96% 90.98% 9.13% 60.68% 86.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments, December 31, 2024
Templeton International Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 74.1%
Australia 10.8%
New South Wales Treasury Corp. ,
Senior Bond , 2%, 3/08/33 ........ 1,055,000 AUD $ 528,538
a
Senior Bond , Reg S, 1.75%, 3/20/34 231,000 AUD 108,906
Queensland Treasury Corp. ,
Senior Bond , 2%, 8/22/33 ........ 410,000 AUD 201,922
a
Senior Bond , 144A, Reg S, 1.75%,
7/20/34 ...................... 841,000 AUD 390,668
Treasury Corp. of Victoria ,
Senior Bond , 2.25%, 11/20/34 ..... 527,000 AUD 253,020
Senior Bond , 2%, 11/20/37 ........ 1,447,000 AUD 609,613
2,092,667
Brazil 9.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 6,450,000 BRL 949,735
10%, 1/01/31 .................. 3,770,000 BRL 488,096
10%, 1/01/33 .................. 1,020,000 BRL 127,573
F , 10%, 1/01/29 ................ 2,480,000 BRL 339,090
1,904,494
Colombia 6.9%
Colombia Titulos de Tesoreria ,
B , 7.5%, 8/26/26 ............... 2,238,600,000 COP 494,922
B , 6%, 4/28/28 ................. 81,000,000 COP 16,183
B , 7.75%, 9/18/30 .............. 399,000,000 COP 78,773
B , 7%, 3/26/31 ................. 142,000,000 COP 26,469
B , 7%, 6/30/32 ................. 670,000,000 COP 118,919
B , 13.25%, 2/09/33 ............. 357,000,000 COP 87,658
B , 7.25%, 10/18/34 ............. 608,000,000 COP 102,849
B , 6.25%, 7/09/36 .............. 290,000,000 COP 42,616
B , 9.25%, 5/28/42 .............. 2,152,000,000 COP 378,196
1,346,585
Egypt 2.1%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.875%, 5/29/50 200,000 160,139
Senior Bond , 144A, 8.75%, 9/30/51 . 300,000 237,310
397,449
Ghana 1.3%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 188,113 GHS 9,391
PIK, 8.5%, 2/15/28 .............. 989,343 GHS 43,071
PIK, 8.65%, 2/13/29 ............. 747,797 GHS 28,966
PIK, 8.8%, 2/12/30 .............. 990,298 GHS 34,626
PIK, 8.95%, 2/11/31 ............. 357,912 GHS 11,544
PIK, 9.1%, 2/10/32 .............. 882,101 GHS 26,768
PIK, 9.25%, 2/08/33 ............. 768,470 GHS 21,824
PIK, 9.4%, 2/07/34 .............. 763,442 GHS 20,935
PIK, 9.55%, 2/06/35 ............. 519,812 GHS 13,912
PIK, 9.7%, 2/05/36 .............. 600,368 GHS 15,817
PIK, 9.85%, 2/03/37 ............. 451,336 GHS 11,786
PIK, 10%, 2/02/38 .............. 594,306 GHS 15,462
254,102

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Hungary 1.1%
a
Hungary Government Bond ,
Senior Bond , Reg S, 5.375%, 9/12/33 110,000 EUR $ 123,335
Senior Bond , Reg S, 1.75%, 6/05/35 70,000 EUR 57,495
Senior Bond , Reg S, 1.5%, 11/17/50 40,000 EUR 24,102
204,932
India 5.1%
India Government Bond ,
Senior Bond , 7.26%, 8/22/32 ...... 18,000,000 INR 216,365
Senior Bond , 7.18%, 8/14/33 ...... 29,000,000 INR 346,572
Senior Note , 7.1%, 4/18/29 ....... 35,200,000 INR 416,699
979,636
Israel 1.7%
a
Israel Government Bond ,
Senior Bond , Reg S, 1.5%, 1/16/29 . 332,000 EUR 318,972
Senior Bond , Reg S, 0.625%, 1/18/32 19,000 EUR 15,798
334,770
Malaysia 4.5%
Malaysia Government Bond ,
3.899%, 11/16/27 ............... 3,040,000 MYR 687,169
3.582%, 7/15/32 ................ 870,000 MYR 191,644
878,813
Mexico 6.8%
Mexican Bonos ,
M , 10%, 11/20/36 ............... 1,000,000 MXN 46,655
M , Senior Bond , 7.75%, 11/23/34 ... 3,060,000 MXN 122,861
Mexican Bonos Desarr Fixed Rate ,
M , 7.75%, 5/29/31 .............. 6,710,000 MXN 287,261
M , 7.5%, 5/26/33 ............... 15,970,000 MXN 647,868
M , Senior Bond , 8.5%, 11/18/38 .... 1,830,000 MXN 74,880
M , Senior Bond , 7.75%, 11/13/42 ... 3,940,000 MXN 145,116
1,324,641
Panama 4.6%
Panama Government Bond ,
Senior Bond , 6.4%, 2/14/35 ....... 580,000 528,001
Senior Bond , 6.875%, 1/31/36 ..... 390,000 367,012
895,013
Serbia 0.4%
Serbia Treasury Bonds , 4.5%, 8/20/32 . 9,330,000 RSD 80,649
South Africa 4.6%
South Africa Government Bond ,
Senior Bond , 8.875%, 2/28/35 ..... 4,470,000 ZAR 215,800
Senior Bond , 8.5%, 1/31/37 ....... 8,720,000 ZAR 392,492
Senior Bond , 9%, 1/31/40 ........ 6,470,000 ZAR 292,046
900,338
South Korea 4.5%
Korea Treasury Bonds , 1.875%, 6/10/26 1,286,820,000 KRW 864,568

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational 7.0%
c
Inter-American Development Bank ,
Senior Note , 7.35%, 10/06/30 ...... 5,000,000 INR $ 58,905
c
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07%, 6/26/29 ...... 4,700,000 MXN 208,939
Senior Note , 7.05%, 7/22/29 ...... 15,000,000 INR 174,712
Senior Note , 6.5%, 4/17/30 ....... 58,000,000 INR 658,236
c
International Finance Corp. ,
a
Senior Bond , Reg S, 8.375%, 5/31/29 3,600,000 MXN 162,194
Senior Bond , 7.75%, 1/18/30 ...... 2,100,000 MXN 94,254
1,357,240
Uruguay 2.9%
d
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875%, 7/02/40 23,037,574 UYU 552,554
Total Foreign Government and Agency Securities (Cost $ 16,585,090 ) ..............
14,368,451
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 159.35 JPY , Expires 2/05/25 .. 1 2,090,000 13,968
13,968
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 128.00 JPY , Expires
9/11/25 ...................... 1 2,090,000 5,049
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 144.30 JPY , Expires 6/11/25 .. 1 4,180,000 33,589
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.33 JPY , Expires 1/24/25 .. 1 6,270,000 2,601
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 148.30 JPY , Expires 2/24/25 .. 1 2,089,000 6,477
47,716
Total Options Purchased (Cost $ 194,670 ) ......................................
61,684

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 25.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.1%
Egypt 5.1%
e
Egypt Treasury Bills , 27.03%, 5/27/25 .
55,700,000 EGP $ 986,696
Total Foreign Government and Agency Securities (Cost $ 1,076,431 ) ...............
986,696
Shares
Money Market Funds 20.2%
United States 20.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 3,907,515 3,907,515
Total Money Market Funds (Cost $ 3,907,515 ) ...................................
3,907,515
a a a a a
Total Short Term Investments (Cost $ 4,983,946 ) .................................
4,894,211
a a a
Total Investments (Cost $ 21,763,706 ) 99.7% ....................................
$19,324,346
Options Written (0.8) % .......................................................
(151,778)
Other Assets, less Liabilities 1.1% .............................................
208,432
Net Assets 100.0% ...........................................................
$19,381,000
a a a
a
Number of
Contracts
Notional
Amount
#
h
Options Written (0.8)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.00 JPY , Expires 1/27/25 .. 1 1,045,000 (73,234)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 151.60 JPY , Expires 2/05/25 .. 1 1,568,000 (57,746)
(130,980)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 135.30 JPY , Expires 6/11/25 .. 1 6,270,000 (15,287)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 142.05 JPY , Expires 1/24/25 .. 1 4,180,000 (485)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 145.20 JPY , Expires 2/24/25 .. 1 2,089,000 (3,290)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 148.57 JPY , Expires 1/24/25 .. 1 2,090,000 (1,736)
(20,798)
Total Options Written (Premiums received $ 154,142 ) ............................
$ (151,778)

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $1,598,919, representing 8.2% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(f).
e
The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding written options.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
New Zealand Dollar . CITI Buy 1,094,000 635,811 1/16/25 $ — $ (23,672)
Japanese Yen ...... BNDP Buy 47,525,120 307,587 1/17/25 — (5,029)
Japanese Yen ...... BNDP Sell 27,800,000 185,214 1/17/25 8,232 —
Japanese Yen ...... BOFA Buy 49,313,600 319,111 1/17/25 — (5,166)
Japanese Yen ...... DBAB Buy 76,893,550 497,507 1/17/25 — (7,981)
Japanese Yen ...... DBAB Sell 76,893,550 546,956 1/17/25 57,430 —
Japanese Yen ...... GSCO Buy 304,800,000 1,982,568 1/17/25 — (42,126)
Japanese Yen ...... GSCO Sell 61,300,000 411,356 1/17/25 21,103 —
Serbian Dinar ...... DBAB Buy 5,356,806 49,700 1/23/25 — (2,259)
Chilean Peso ...... HSBK Buy 86,800,000 88,490 1/27/25 — (1,233)
Japanese Yen ...... MSCO Buy 77,574,000 517,514 1/28/25 — (22,985)
Japanese Yen ...... MSCO Sell 8,105,000 52,817 1/28/25 1,148 —
Japanese Yen ...... MSCO Buy 46,778,000 331,665 1/29/25 — (33,421)
Japanese Yen ...... MSCO Sell 34,704,000 234,123 1/29/25 12,859 —
Chilean Peso ...... HSBK Buy 102,300,000 105,016 1/31/25 — (2,182)
Chilean Peso ...... JPHQ Buy 115,700,000 118,746 1/31/25 — (2,442)
Serbian Dinar ...... DBAB Buy 12,187,000 112,603 1/31/25 — (4,676)
Serbian Dinar ...... DBAB Buy 11,876,000 107,548 2/10/25 — (2,373)
Euro ............. CITI Sell 783,074 9,273,000 NOK 2/12/25 2,040 —
Euro ............. DBAB Sell 100,801 1,192,000 NOK 2/12/25 116 —
Norwegian Krone ... CITI Buy 11,393,000 1,048,596 2/12/25 — (47,848)
Norwegian Krone ... CITI Sell 11,393,000 1,017,296 2/12/25 16,548 —
Norwegian Krone ... DBAB Buy 1,192,000 109,893 2/12/25 — (5,189)
Norwegian Krone ... DBAB Sell 1,192,000 104,965 2/12/25 261 —
Serbian Dinar ...... DBAB Buy 23,573,426 211,639 2/18/25 — (2,867)
Chinese Yuan ...... CITI Sell 1,985,602 275,105 2/21/25 4,263 —
Chinese Yuan ...... DBAB Sell 1,984,095 275,104 2/21/25 4,468 —
Chinese Yuan ...... JPHQ Sell 1,578,493 218,708 2/24/25 3,379 —
Mexican Peso ...... BNDP Buy 553,693 26,598 2/24/25 — (275)
Mexican Peso ...... HSBK Buy 1,159,649 55,988 2/24/25 — (856)
Mexican Peso ...... BNDP Buy 201,200 9,734 3/10/25 — (189)
Mexican Peso ...... HSBK Buy 205,000 10,118 3/10/25 — (393)
Serbian Dinar ...... DBAB Buy 5,784,000 54,892 3/10/25 — (3,671)
Chilean Peso ...... JPHQ Buy 152,000,000 156,515 3/12/25 — (3,801)
Chinese Yuan ...... HSBK Sell 3,333,751 462,092 3/19/25 6,950 —
Malaysian Ringgit ... GSCO Buy 3,470,000 782,589 3/19/25 — (7,152)
South Korean Won .. CITI Buy 188,000,000 131,634 3/19/25 — (4,025)
South Korean Won .. HSBK Buy 990,300,000 693,439 3/19/25 — (21,251)
Australian Dollar .... DBAB Buy 231,000 149,961 3/25/25 — (6,966)

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... JPHQ Buy 430,000 279,281 3/25/25 $ — $ (13,099)
Chinese Yuan ...... DBAB Sell 3,598,043 500,599 5/20/25 7,733 —
Chinese Yuan ...... CITI Sell 1,975,753 275,105 5/22/25 4,431 —
Chinese Yuan ...... HSBK Sell 6,563,000 905,637 6/27/25 4,625 —
Chinese Yuan ...... MSCO Sell 7,087,000 978,033 6/27/25 5,082 —
Total Forward Exchange Contracts ................................................... $160,668 $(273,127)
Net unrealized appreciation (depreciation) ............................................ $(112,459)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  9  regarding other derivative information.
See abbreviations on page 78 .

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.18 $4.91 $5.82 $6.70 $7.73
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.31 0.26 0.48 0.48
Net realized and unrealized gains (losses) ........... (0.55) 0.27 (0.86) (0.83) (1.00)
Total from investment operations .................... (0.18) 0.58 (0.60) (0.35) (0.52)
Less distributions from:
Net investment income .......................... (0.23) (0.02) — — (0.01)
Tax return of capital ............................ (0.15) (0.29) (0.31) (0.53) (0.50)
Total distributions ............................... (0.38) (0.31) (0.31) (0.53) (0.51)
Net asset value, end of year ....................... $4.62 $5.18 $4.91 $5.82 $6.70
Total return
c
................................... (3.70)% 12.13% (10.51)% (5.54)% (6.80)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.67% 2.66% 2.91% 2.77% 2.10%
Expenses net of waiver and payments by affiliates ....... 1.14% 1.12% 1.08% 1.13% 1.07%
Net investment income ........................... 7.33% 6.13% 4.90% 7.58% 6.84%
Supplemental data
Net assets , end of year (000’s) ..................... $8,072 $9,849 $10,984 $14,821 $16,004
Portfolio turnover rate ............................ 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.18 $4.91 $5.81 $6.69 $7.72
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.29 0.24 0.45 0.44
Net realized and unrealized gains (losses) ........... (0.55) 0.27 (0.86) (0.83) (0.99)
Total from investment operations .................... (0.20) 0.56 (0.62) (0.38) (0.55)
Less distributions from:
Net investment income .......................... (0.22) (0.03) — — (0.01)
Tax return of capital ............................ (0.14) (0.26) (0.28) (0.50) (0.47)
Total distributions ............................... (0.36) (0.29) (0.28) (0.50) (0.48)
Net asset value, end of year ....................... $4.62 $5.18 $4.91 $5.81 $6.69
Total return
c
................................... (4.10)% 11.70% (10.79)% (5.96)% (7.22)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.06% 3.08% 3.34% 3.13% 2.54%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.54% 1.54% 1.54% 1.51%
Net investment income ........................... 6.94% 5.72% 4.52% 7.18% 6.33%
Supplemental data
Net assets , end of year (000’s) ..................... $629 $689 $734 $1,310 $1,821
Portfolio turnover rate ............................ 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.19 $4.92 $5.83 $6.71 $7.73
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.30 0.24 0.48 0.47
Net realized and unrealized gains (losses) ........... (0.57) 0.26 (0.86) (0.83) (0.98)
Total from investment operations .................... (0.20) 0.56 (0.62) (0.35) (0.51)
Less distributions from:
Net investment income .......................... (0.22) (0.05) — — (0.01)
Tax return of capital ............................ (0.15) (0.24) (0.29) (0.53) (0.50)
Total distributions ............................... (0.37) (0.29) (0.29) (0.53) (0.51)
Net asset value, end of year ....................... $4.62 $5.19 $4.92 $5.83 $6.71
Total return .................................... (4.12)% 11.86% (10.76)% (5.56)% (6.81)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.20% 2.88% 3.21% 2.81% 2.13%
Expenses net of waiver and payments by affiliates ....... 1.39% 1.39% 1.39% 1.16% 1.10%
Net investment income ........................... 7.47% 5.92% 4.59% 7.55% 6.67%
Supplemental data
Net assets , end of year (000’s) ..................... $100 $13 $10 $12 $12
Portfolio turnover rate ............................ 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.18 $4.91 $5.83 $6.71 $7.74
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.32 0.26 0.51 0.52
Net realized and unrealized gains (losses) ........... (0.54) 0.27 (0.86) (0.84) (1.02)
Total from investment operations .................... (0.16) 0.59 (0.60) (0.33) (0.50)
Less distributions from:
Net investment income .......................... (0.24) (0.04) — — (0.01)
Tax return of capital ............................ (0.16) (0.28) (0.32) (0.55) (0.52)
Total distributions ............................... (0.40) (0.32) (0.32) (0.55) (0.53)
Net asset value, end of year ....................... $4.62 $5.18 $4.91 $5.83 $6.71
Total return .................................... (3.40)% 12.47% (10.41)% (5.19)% (6.47)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.46% 2.47% 2.86% 2.56% 2.04%
Expenses net of waiver and payments by affiliates ....... 0.86% 0.86% 0.86% 0.77% 0.75%
Net investment income ........................... 7.63% 6.44% 5.09% 8.00% 7.37%
Supplemental data
Net assets , end of year (000’s) ..................... $627 $654 $599 $663 $598
Portfolio turnover rate ............................ 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.21 $4.94 $5.85 $6.73 $7.75
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.32 0.27 0.50 0.51
Net realized and unrealized gains (losses) ........... (0.54) 0.27 (0.86) (0.84) (1.01)
Total from investment operations .................... (0.16) 0.59 (0.59) (0.34) (0.50)
Less distributions from:
Net investment income .......................... (0.24) (0.15) — — (0.01)
Tax return of capital ............................ (0.16) (0.17) (0.32) (0.54) (0.51)
Total distributions ............................... (0.40) (0.32) (0.32) (0.54) (0.52)
Net asset value, end of year ....................... $4.65 $5.21 $4.94 $5.85 $6.73
Total return .................................... (3.43)% 12.35% (10.28)% (5.28)% (6.46)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.58% 2.42% 2.70% 2.51% 1.91%
Expenses net of waiver and payments by affiliates ....... 0.89% 0.89% 0.88% 0.89% 0.86%
Net investment income ........................... 7.48% 6.42% 5.14% 7.83% 7.20%
Supplemental data
Net assets , end of year (000’s) ..................... $1,281 $5,206 $1,676 $3,063 $3,950
Portfolio turnover rate ............................ 80.93% 86.75% 58.11% 40.55% 56.59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Schedule of Investments, December 31, 2024
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $ 14,998 ) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 4.0%
Costa Rica 4.0%
a ,d
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8%, 11/15/33 . Financial Services 420,960 423,913
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note , 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25%,
12/31/22 ..................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $ 721,995 ) ........................................
423,913
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 81.7%
Benin 1.4%
d
Benin Government Bond , Senior Bond ,
144A, 4.95%, 1/22/35 ............ 170,000 EUR 149,419
Brazil 2.5%
Brazil Notas do Tesouro Nacional , 10%,
1/01/33 ...................... 2,186,000 BRL 273,406
Colombia 4.2%
Colombia Titulos de Tesoreria , G , 7%,
3/26/31 ...................... 2,414,000,000 COP 449,981
Ecuador 3.3%
d
Ecuador Government Bond , Senior
Bond , 144A, 5.5%, 7/31/35 ........ 620,300 353,852
Egypt 0.8%
Egypt Government Bond , 25.151%,
4/16/27 ...................... 4,300,000 EGP 84,066
Ghana 1.8%
e
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 780,955 GHS 38,987
PIK, 8.5%, 2/15/28 .............. 802,773 GHS 34,949
PIK, 8.65%, 2/13/29 ............. 751,313 GHS 29,102
PIK, 8.8%, 2/12/30 .............. 750,023 GHS 26,225
PIK, 8.95%, 2/11/31 ............. 711,553 GHS 22,950
PIK, 9.1%, 2/10/32 .............. 726,255 GHS 22,039
PIK, 9.25%, 2/08/33 ............. 692,959 GHS 19,679

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
e
Ghana Government Bond, (continued)
PIK, 9.4%, 2/07/34 .............. 42,783 GHS $ 1,173
PIK, 9.55%, 2/06/35 ............. 20,893 GHS 559
PIK, 9.7%, 2/05/36 .............. 22,002 GHS 580
PIK, 9.85%, 2/03/37 ............. 16,112 GHS 421
PIK, 10%, 2/02/38 .............. 22,222 GHS 578
197,242
India 15.7%
India Government Bond , Senior Bond ,
7.29%, 1/27/33 ................ 139,650,000 INR 1,678,734
Ivory Coast 3.3%
d
Ivory Coast Government Bond , Senior
Note , 144A, 7.625%, 1/30/33 ...... 360,000 351,974
Mexico 0.9%
Mexican Bonos Desarr Fixed Rate , M ,
Senior Bond , 8.5%, 11/18/38 ...... 2,410,000 MXN 98,613
Namibia 5.5%
Namibia Government Bond ,
9.5%, 7/15/35 ................. 8,910,000 NAD 438,454
9.5%, 7/15/37 ................. 3,100,000 NAD 149,692
588,146
Oman 3.6%
d
Oman Government Bond , Senior Bond ,
144A, 7%, 1/25/51 .............. 370,000 388,391
Panama 2.9%
Panama Government Bond , Senior
Bond , 6.875%, 1/31/36 ........... 330,000 310,548
Poland 4.8%
Poland Government Bond , 5%, 10/25/34 2,255,000 PLN 512,206
Qatar 2.6%
d
Qatar Government Bond , Senior Bond ,
144A, 4.75%, 5/29/34 ............ 280,000 278,659
Serbia 9.9%
d
Serbia Government Bond ,
Senior Bond , 144A, 6.5%, 9/26/33 .. 340,000 349,680
Senior Bond , 144A, 6%, 6/12/34 .... 270,000 265,933
Serbia Treasury Bonds , 4.5%, 8/20/32 . 51,310,000 RSD 443,526
1,059,139
Seychelles 2.0%
d
Seychelles International Bond , Senior
Bond , Reg S, 8%, 1/01/26 ........ 211,905 212,953
Supranational 16.5%
g
European Bank for Reconstruction &
Development , Senior Note , 10%,
3/28/26 ...................... 252,600,000 KZT 474,134
d,g
European Investment Bank , Senior
Bond , Reg S, 6.5%, 9/28/32 ....... 8,950,000 ZAR 420,179

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational (continued)
g
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07%, 6/26/29 ...... 5,900,000 MXN $ 262,285
Senior Note , 10%, 9/16/26 ........ 161,000,000 KZT 300,310
g
International Finance Corp. , Senior
Note , 14.25%, 5/02/25 ........... 4,000,000,000 UZS 307,202
1,764,110
Total Foreign Government and Agency Securities (Cost $ 9,322,856 ) ...............
8,751,439
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 10,059,849 ) ................................
9,175,352
Short Term Investments 13.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 12.0%
Egypt 12.0%
h
Egypt Treasury Bills ,
25.06%, 3/04/25 ................ 25,300,000 EGP 476,734
25.42%, 3/11/25 ................ 450,000 EGP 8,434
25.69%, 3/18/25 ................ 43,000,000 EGP 801,740
1,286,908
Total Foreign Government and Agency Securities (Cost $ 1,360,125 ) ...............
1,286,908
Shares
Money Market Funds 1.7%
United States 1.7%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.183% ......... 182,323 182,323
Total Money Market Funds (Cost $ 182,323 ) .....................................
182,323
a a a a a
Total Short Term Investments (Cost $ 1,542,448 ) .................................
1,469,231
a a a
Total Investments (Cost $ 11,602,297 ) 99.4% ....................................
$10,644,583
Other Assets, less Liabilities 0.6% .............................................
63,893
Net Assets 100.0% ...........................................................
$10,708,476
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
At December 31, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $3,194,953, representing 29.8% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The rate shown represents the yield at period end.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 5,630,685 965,355 2/04/25 $ — $ (59,513)
Columbian Peso .... GSCO Buy 370,000,000 84,472 2/20/25 — (1,035)
Columbian Peso .... MSCO Buy 764,000,000 174,246 2/20/25 — (1,961)
Chinese Yuan ...... DBAB Sell 4,777,000 660,364 2/21/25 8,767 —
Mexican Peso ...... BNDP Buy 1,706,454 81,975 2/24/25 — (847)
Mexican Peso ...... HSBK Buy 3,573,998 172,555 2/24/25 — (2,640)
Mexican Peso ...... BNDP Buy 620,189 30,003 3/10/25 — (583)
Mexican Peso ...... HSBK Buy 3,612,000 177,728 3/10/25 — (6,383)
Malaysian Ringgit ... GSCO Buy 1,930,000 435,273 3/19/25 — (3,978)
Malaysian Ringgit ... MSCO Buy 5,250,000 1,212,051 3/19/25 — (38,840)
South Korean Won .. CITI Buy 548,000,000 383,700 3/19/25 — (11,733)
South Korean Won .. DBAB Buy 274,000,000 191,924 3/19/25 — (5,940)
Uruguayan Peso .... CITI Buy 36,600,000 861,886 4/23/25 — (40,068)
Total Forward Exchange Contracts ................................................... $8,767 $(173,521)
Net unrealized appreciation (depreciation) ............................................ $(164,754)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 3,422,237 BRL $ (84,921) $ — $ (84,921)
Total Interest Rate Swap Contracts .................................... $(84,921) $ — $(84,921)
See Note  9  regarding other derivative information.
See Abbreviations on page 78 .

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $3,030,635,726 $268,260,303 $17,856,191 $11,419,974
Cost - Non-controlled affiliates (Note 3 f ) ..... 269,210,359 2,365,734 3,907,515 182,323
Value - Unaffiliated issuers ............... $2,660,237,769 $197,341,282 $15,416,831 $10,462,260
Value - Non-controlled affiliates (Note 3 f ) ..... 269,210,359 2,365,734 3,907,515 182,323
Cash ................................. 64,992 20,105 6,000 288
Restricted cash for OTC derivative contracts (Note
1 d ) ................................... 1,110,000 — — —
Foreign currency, at value (cost $ 309 , $ 1,289 ,
$ 8,297 and $ 11,203 , respectively) ........... 309 1,247 8,031 10,838
Receivables:
Capital shares sold ..................... 4,119,279 231,402 81,040 30,752
Dividends and interest .................. 65,892,917 5,627,483 380,475 303,927
Affiliates ............................. — — 6,017 —
Deposits with brokers for:
OTC derivative contracts ............... 39,510,000 3,160,000 — —
Centrally cleared swap contracts ......... 9,696,828 273,951 — 46,192
Unrealized appreciation on OTC forward exchange
contracts .............................. 22,427,142 1,468,219 160,668 8,767
Total assets ....................... 3,072,269,595 210,489,423 19,966,577 11,045,347
Liabilities:
Payables:
Capital shares redeemed ................ 6,967,985 1,859,709 672 30,970
Management fees ...................... 1,280,320 120,762 — 5,065
Distribution fees ....................... 391,101 30,921 2,406 2,191
Transfer agent fees ..................... 1,600,759 106,791 11,543 4,945
Registration and filing fees ............... 42,997 32,582 33,139 2,025
Professional fees ...................... 162,766 79,435 69,178 79,466
Trustees' fees and expenses .............. 386 10 168 218
Variation margin on centrally cleared swap
contracts ............................ 280,786 4,228 — 466
Deposits from brokers for:
OTC derivative contracts ............... 1,110,000 — — —
Options written, at value (premiums received
$ 26,027,926 , $ 1,490,510 , $ 154,142 and $ – ,
respectively) ........................... 25,626,225 1,467,522 151,778 —
Unrealized depreciation on OTC forward exchange
contracts .............................. 44,087,848 4,464,408 273,127 173,521
Deferred taxes on unrealized appreciation ..... 142,902 315,086 14,903 19,271
Accrued expenses and other liabilities ........ 1,897,196 215,672 28,663 18,733
Total liabilities ...................... 83,591,271 8,697,126 585,577 336,871
Net assets, at value .............. $2,988,678,324 $201,792,297 $19,381,000 $10,708,476
Net assets consist of:
Paid-in capital .......................... $6,115,835,322 $894,715,723 $46,757,598 $16,434,426
Total distributable earnings (losses) .......... (3,127,156,998) (692,923,426) (27,376,598) (5,725,950)
Net assets, at value .............. $2,988,678,324 $201,792,297 $19,381,000 $10,708,476

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value .................... $1,496,482,804 $113,102,308 $9,668,732 $8,071,672
Shares outstanding ..................... 230,623,341 18,234,752 1,611,012 1,747,376
Net asset value per share
a ,b
............... $6.49 $6.20 $6.00 $4.62
Maximum offering price per share (net asset
value per share ÷ 96 .25% )
b
............... $6.74 $6.44 $6.23 $4.80
Class C:
Net assets, at value .................... $44,653,901 $7,988,174 $432,623 $628,740
Shares outstanding ..................... 6,840,919 1,289,308 71,874 136,223
Net asset value and maximum offering price per
share
a ,b
.............................. $6.53 $6.20 $6.02 $4.62
Class R:
Net assets, at value .................... $76,614,050 $1,776,092 $58,161 $99,991
Shares outstanding ..................... 11,805,714 286,044 9,694 21,634
Net asset value and maximum offering price per
share
b
............................... $6.49 $6.21 $6.00 $4.62
Class R6:
Net assets, at value .................... $417,857,963 $13,306,554 $3,327,051 $627,009
Shares outstanding ..................... 64,827,092 2,145,241 556,175 135,726
Net asset value and maximum offering price per
share
b
............................... $6.45 $6.20 $5.98 $4.62
Advisor Class:
Net assets, at value .................... $953,069,606 $65,619,169 $5,894,433 $1,281,064
Shares outstanding ..................... 147,735,437 10,553,155 981,925 275,481
Net asset value and maximum offering price per
share
b
............................... $6.45 $6.22 $6.00 $4.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Income Trust
Financial Statements
Statements of Operations
for the year ended December 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) .......... $14,979,490 $602,103 $142,513 $45,346
Interest: (net of foreign taxes of $7,088,693,
$499,479, $19,968 and $30,275, respectively)
Unaffiliated issuers ..................... 213,854,905 21,635,479 1,346,900 1,311,574
Total investment income ................ 228,834,395 22,237,582 1,489,413 1,356,920
Expenses:
Management fees (Note 3 a ) ................ 19,418,699 1,804,314 155,788 136,716
Distribution fees: (Note 3c )
Class A ............................. 4,506,299 348,548 25,601 23,234
Class C ............................. 395,954 70,068 3,422 4,131
Class R ............................. 442,807 11,647 278 300
Transfer agent fees: (Note 3e )
Class A ............................. 3,164,778 219,389 26,019 14,622
Class C ............................. 107,499 17,139 1,341 1,001
Class R ............................. 155,368 3,708 140 108
Class R6 ............................ 230,100 15,342 2,852 1,433
Advisor Class ......................... 2,432,923 154,414 18,762 8,187
Custodian fees ......................... 922,192 90,449 3,913 6,587
Reports to shareholders fees ............... 421,243 32,074 16,643 4,133
Registration and filing fees ................. 89,882 108,599 99,677 74,477
Professional fees ........................ 165,150 115,485 112,861 134,140
Trustees' fees and expenses ............... 472,705 34,167 4,150 3,473
Other ................................. (43,136) 3,378 (1,336) 13,255
Total expenses ...................... 32,882,463 3,028,721 470,111 425,797
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (1,166,729) (52,873) (281,867) (255,193)
Net expenses ...................... 31,715,734 2,975,848 188,244 170,604
Net investment income ............. 197,118,661 19,261,734 1,301,169 1,186,316

Templeton Income Trust
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $297,384,
$12,190, $1,039 and $871, respectively)
Unaffiliated issuers ................... (112,904,270) (14,536,750) (674,485) (632,674)
Written options ........................ (7,454,247) (404,789) (19,570) —
Foreign currency transactions ............. (3,756,313) (313,212) (14,511) (49,047)
Forward exchange contracts .............. (112,864,981) (8,988,164) (646,819) (115,867)
Swap contracts ........................ (6,756,711) (80,420) — 1,224
Net realized gain (loss) ............... (243,736,522) (24,323,335) (1,355,385) (796,364)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (337,984,843) (4,035,776) (2,151,456) (557,577)
Translation of other assets and liabilities
denominated in foreign currencies ........ (4,567,520) (185,992) (24,541) (15,129)
Written options ........................ 1,167,274 90,040 13,743 —
Forward exchange contracts .............. (69,487,144) (6,996,133) (494,464) (226,330)
Swap contracts ........................ (12,900,849) (388,264) — (84,921)
Change in deferred taxes on unrealized
appreciation .......................... 467,048 (367,856) (13,224) (17,868)
Net change in unrealized appreciation
(depreciation) ...................... (423,306,034) (11,883,981) (2,669,942) (901,825)
Net realized and unrealized gain (loss) ......... (667,042,556) (36,207,316) (4,025,327) (1,698,189)
Net increase (decrease) in net assets resulting from
operations ............................... $(469,923,895) $(16,945,582) $(2,724,158) $(511,873)

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Templeton Global Bond Fund Templeton Global Total Return Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $197,118,661 $198,302,001 $19,261,734 $23,159,325
Net realized gain (loss) ............ (243,736,522) (889,417,644) (24,323,335) (81,305,347)
Net change in unrealized appreciation
(depreciation) ................. (423,306,034) 775,378,116 (11,883,981) 75,889,784
Net increase (decrease) in net
assets resulting from operations . (469,923,895) 84,262,473 (16,945,582) 17,743,762
Distributions to shareholders:
Class A ........................ (36,145,542) — (4,372,097) —
Class C ........................ (1,099,654) — (316,071) —
Class R ........................ (1,697,975) — (69,859) —
Class R6 ....................... (10,421,675) — (616,624) —
Advisor Class ................... (28,709,720) — (3,126,870) —
Distributions to shareholders from tax
return of capital:
Class A ........................ (56,975,215) (87,631,543) (5,566,994) (10,472,012)
Class C ........................ (1,733,357) (3,364,075) (402,453) (861,024)
Class R ........................ (2,676,472) (3,786,612) (88,951) (158,874)
Class R6 ....................... (16,427,397) (27,194,776) (785,149) (2,742,516)
Advisor Class ................... (45,254,334) (84,914,085) (3,981,444) (9,353,531)
Total distributions to shareholders ..... (201,141,341) (206,891,091) (19,326,512) (23,587,957)
Capital share transactions: (Note 2 )
Class A ........................ (288,601,194) (342,146,530) (31,387,253) (35,981,845)
Class C ........................ (24,152,600) (44,528,498) (4,295,100) (6,040,379)
Class R ........................ (8,124,289) (9,215,517) (715,017) (533,137)
Class R6 ....................... (47,897,867) (119,805,664) (15,131,803) (15,407,824)
Advisor Class ................... (552,217,590) (484,817,735) (41,552,963) (80,522,967)
Total capital share transactions ....... (920,993,540) (1,000,513,944) (93,082,136) (138,486,152)
Net increase (decrease) in net
assets ..................... (1,592,058,776) (1,123,142,562) (129,354,230) (144,330,347)
Net assets:
Beginning of year .................. 4,580,737,100 5,703,879,662 331,146,527 475,476,874
End of year ...................... $2,988,678,324 $4,580,737,100 $201,792,297 $331,146,527

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton International Bond Fund
Templeton Sustainable Emerging Markets
Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,301,169 $1,310,672 $1,186,316 $890,882
Net realized gain (loss) ............ (1,355,385) (3,942,865) (796,364) (1,171,443)
Net change in unrealized appreciation
(depreciation) ................. (2,669,942) 3,302,877 (901,825) 1,947,472
Net increase (decrease) in net
assets resulting from operations . (2,724,158) 670,684 (511,873) 1,666,911
Distributions to shareholders:
Class A ........................ (274,107) — (421,276) (84,418)
Class C ........................ (12,774) — (26,600) (5,417)
Class R ........................ (1,461) — (2,796) (96)
Class R6 ....................... (116,401) — (32,881) (5,510)
Advisor Class ................... (199,018) — (249,125) (26,458)
Distributions to shareholders from tax
return of capital:
Class A ........................ (336,025) (515,901) (274,620) (539,635)
Class C ........................ (15,659) (26,251) (17,340) (34,628)
Class R ........................ (1,791) (2,309) (1,822) (617)
Class R6 ....................... (142,694) (237,283) (21,435) (35,221)
Advisor Class ................... (243,975) (597,995) (162,398) (169,124)
Total distributions to shareholders ..... (1,343,905) (1,379,739) (1,210,293) (901,124)
Capital share transactions: (Note 2 )
Class A ........................ (129,073) (1,767,961) (756,704) (1,648,339)
Class C ........................ (131,237) (167,563) 9,843 (82,387)
Class R ........................ 16,344 (62,315) 94,062 1,881
Class R6 ....................... (733,445) (907,143) 50,322 21,504
Advisor Class ................... (4,620,688) (4,329,017) (3,378,989) 3,349,417
Total capital share transactions ....... (5,598,099) (7,233,999) (3,981,466) 1,642,076
Net increase (decrease) in net
assets ..................... (9,666,162) (7,943,054) (5,703,632) 2,407,863
Net assets:
Beginning of year .................. 29,047,162 36,990,216 16,412,108 14,004,245
End of year ...................... $19,381,000 $29,047,162 $10,708,476 $16,412,108

Templeton Income Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and apply the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Funds' Schedules of
Investments.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss.
Option contracts outstanding at period end, if any, are listed in the Funds' Schedules of Investments.
See Note 9  regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
d. Restricted Cash
At December 31, 2024, certain or all Funds held restricted
cash in connection with investments in certain derivative
securities. Restricted cash is held in a segregated account
with the Fund’s custodian and/or counterparty broker and is
reflected in the Statements of Assets and Liabilities.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2024, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 12,778,831 $91,234,065 1,252,160 $8,527,914
Shares issued in reinvestment of distributions .......... 12,375,038 87,697,142 1,316,277 8,885,372
Shares redeemed ............................... (65,433,671) (467,532,401) (7,179,860) (48,800,539)
Net increase (decrease) .......................... (40,279,802) $(288,601,194) (4,611,423) $(31,387,253)
Year ended December 31, 2023
Shares sold
a
................................... 16,788,608 $128,835,612 2,457,829 $17,433,776
Shares issued in reinvestment of distributions .......... 10,806,568 82,256,355 1,347,070 9,412,928
Shares redeemed ............................... (72,481,044) (553,238,497) (9,001,382) (62,828,549)
Net increase (decrease) .......................... (44,885,868) $(342,146,530) (5,196,483) $(35,981,845)
Class C
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 573,802 $4,130,422 106,202 $711,156
Shares issued in reinvestment of distributions .......... 390,782 2,788,470 104,111 702,664
Shares redeemed
a
.............................. (4,315,040) (31,071,492) (841,567) (5,708,920)
Net increase (decrease) .......................... (3,350,456) $(24,152,600) (631,254) $(4,295,100)
Year ended December 31, 2023
Shares sold ................................... 936,834 $7,218,868 251,950 $1,760,687
Shares issued in reinvestment of distributions .......... 429,508 3,293,373 116,909 816,400
Shares redeemed
a
.............................. (7,135,146) (55,040,739) (1,225,966) (8,617,466)
Net increase (decrease) .......................... (5,768,804) $(44,528,498) (857,107) $(6,040,379)
Class R
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 1,599,790 $11,384,230 40,015 $271,757
Shares issued in reinvestment of distributions .......... 616,438 4,365,828 22,969 155,350
Shares redeemed ............................... (3,323,511) (23,874,347) (166,427) (1,142,124)
Net increase (decrease) .......................... (1,107,283) $(8,124,289) (103,443) $(715,017)
Year ended December 31, 2023
Shares sold ................................... 2,035,880 $15,629,787 51,392 $353,086
Shares issued in reinvestment of distributions .......... 496,236 3,773,313 22,068 154,250
Shares redeemed ............................... (3,756,340) (28,618,617) (147,481) (1,040,473)
Net increase (decrease) .......................... (1,224,224) $(9,215,517) (74,021) $(533,137)
Class R6
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 11,528,530 $81,932,021 332,598 $2,284,878
Shares issued in reinvestment of distributions .......... 3,519,903 24,781,135 201,042 1,359,885
Shares redeemed ............................... (21,703,192) (154,611,023) (2,725,102) (18,776,566)
Net increase (decrease) .......................... (6,654,759) $(47,897,867) (2,191,462) $(15,131,803)
Year ended December 31, 2023
Shares sold ................................... 17,089,816 $129,888,898 1,010,419 $7,082,815
Shares issued in reinvestment of distributions .......... 3,102,075 23,522,497 388,246 2,713,078
Shares redeemed ............................... (36,417,767) (273,217,059) (3,743,053) (25,203,717)
Net increase (decrease) .......................... (16,225,876) $(119,805,664) (2,344,388) $(15,407,824)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 32,109,756 $228,989,536 3,651,555 $25,155,245
Shares issued in reinvestment of distributions .......... 9,940,841 70,142,274 937,641 6,351,585
Shares redeemed ............................... (120,005,669) (851,349,400) (10,793,454) (73,059,793)
Net increase (decrease) .......................... (77,955,072) $(552,217,590) (6,204,258) $(41,552,963)
Year ended December 31, 2023
Shares sold ................................... 44,191,798 $342,231,062 4,798,084 $33,992,597
Shares issued in reinvestment of distributions .......... 10,322,392 78,205,060 1,183,926 8,306,842
Shares redeemed ............................... (119,736,254) (905,253,857) (17,587,265) (122,822,406)
Net increase (decrease) .......................... (65,222,064) $(484,817,735) (11,605,255) $(80,522,967)
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2024
Shares sold
a
................................... 346,855 $2,225,137 143,590 $717,354
Shares issued in reinvestment of distributions .......... 89,291 587,821 77,534 382,861
Shares redeemed ............................... (442,268) (2,942,031) (374,217) (1,856,919)
Net increase (decrease) .......................... (6,122) $(129,073) (153,093) $(756,704)
Year ended December 31, 2023
Shares sold
a
................................... 176,012 $1,263,479 178,907 $891,602
Shares issued in reinvestment of distributions .......... 69,972 497,296 74,334 369,708
Shares redeemed ............................... (498,742) (3,528,736) (589,689) (2,909,649)
Net increase (decrease) .......................... (252,758) $(1,767,961) (336,448) $(1,648,339)
Class C
Class C Shares:
Year ended December 31, 2024
Shares sold ................................... 24,264 $156,553 37,869 $188,820
Shares issued in reinvestment of distributions .......... 4,282 28,342 8,703 42,830
Shares redeemed
a
.............................. (48,060) (316,132) (43,414) (221,807)
Net increase (decrease) .......................... (19,514) $(131,237) 3,158 $9,843
Year ended December 31, 2023
Shares sold ................................... 9,598 $69,031 22,729 $113,919
Shares issued in reinvestment of distributions .......... 3,672 26,187 7,868 39,097
Shares redeemed
a
.............................. (36,434) (262,781) (47,156) (235,403)
Net increase (decrease) .......................... (23,164) $(167,563) (16,559) $(82,387)
Class R
Class R Shares:
Year ended December 31, 2024
Shares sold ................................... 2,015 $13,400 18,366 $90,372
Shares issued in reinvestment of distributions .......... 495 3,252 871 4,248
Shares redeemed ............................... (46) (308) (110) (558)
Net increase (decrease) .......................... 2,464 $16,344 19,127 $94,062
Year ended December 31, 2023
Shares sold ................................... 2,637 $18,822 1,372 $6,800
Shares issued in reinvestment of distributions .......... 323 2,302 84 419
Shares redeemed ............................... (11,759) (83,439) (1,080) (5,338)
Net increase (decrease) .......................... (8,799) $(62,315) 376 $1,881
Class R6
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2024
Shares sold ................................... 97,827 $639,724 43,897 $218,752
Shares issued in reinvestment of distributions .......... 39,126 257,519 11,014 54,316
Shares redeemed ............................... (244,917) (1,630,688) (45,383) (222,746)
Net increase (decrease) .......................... (107,964) $(733,445) 9,528 $50,322
Year ended December 31, 2023
Shares sold ................................... 91,297 $658,561 35,434 $178,308
Shares issued in reinvestment of distributions .......... 33,109 234,914 8,174 40,731
Shares redeemed ............................... (253,592) (1,800,618) (39,363) (197,535)
Net increase (decrease) .......................... (129,186) $(907,143) 4,245 $21,504
Advisor Class
Advisor Class Shares:
Year ended December 31, 2024
Shares sold ................................... 374,233 $2,440,751 882,104 $4,496,005
Shares issued in reinvestment of distributions .......... 64,188 424,858 82,109 410,170
Shares redeemed ............................... (1,099,111) (7,486,297) (1,687,417) (8,285,164)
Net increase (decrease) .......................... (660,690) $(4,620,688) (723,204) $(3,378,989)
Year ended December 31, 2023
Shares sold ................................... 417,561 $3,030,354 908,772 $4,609,292
Shares issued in reinvestment of distributions .......... 79,887 568,764 38,205 192,024
Shares redeemed ............................... (1,109,022) (7,928,135) (287,953) (1,451,899)
Net increase (decrease) .......................... (611,574) $(4,329,017) 659,024 $3,349,417
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
Templeton Global Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Effective June 1, 2024, Templeton Global Total Return Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Prior to June 1, 2024, Templeton Global Total Return Fund paid fees, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton International Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Annualized Fee Rate Net Assets
0.670% Up to and including $200 million
0.620% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Sustainable Emerging Markets Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to Templeton
Sustainable Emerging Markets Bond Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Gross effective investment management fee rate ........ 0.510% 0.671% 0.700%
Templeton
Sustainable
Emerging
Markets Bond
Fund
Gross effective investment management fee rate ........ 0.850%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For Templeton International Bond Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A ............................... 0.25% 0.25% 0.35% 0.25%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $10,996 $1,404 $180 $187
CDSC retained ........................... $5,926 $651 $— $10
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Transfer agent fees ........................ $1,874,297 $174,845 $21,482 $10,254
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2024, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton International Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $361,448,074 $1,649,402,835 $(1,741,640,550) $— $— $269,210,359 269,210,359 $14,979,490
Total Affiliated Securities ... $361,448,074 $1,649,402,835 $(1,741,640,550) $— $— $269,210,359 $14,979,490
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $16,359,736 $136,209,325 $(150,203,327) $— $— $2,365,734 2,365,734 $602,103
Total Affiliated Securities ... $16,359,736 $136,209,325 $(150,203,327) $— $— $2,365,734 $602,103
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $4,817,812 $13,267,606 $(14,177,903) $— $— $3,907,515 3,907,515 $142,513
Total Affiliated Securities ... $4,817,812 $13,267,606 $(14,177,903) $— $— $3,907,515 $142,513
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.183% $598,325 $13,128,297 $(13,544,299) $— $— $182,323 182,323 $45,346
Total Affiliated Securities ... $598,325 $13,128,297 $(13,544,299) $— $— $182,323 $45,346
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% and for Class R6 do not exceed 0.60% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Sustainable Emerging Markets Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2025.
h. Other Affiliated Transactions
At December 31, 2024, Advisers owned 33.9% of Templeton Sustainable Emerging Markets Bond Fund's outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2024, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2024, the deferred losses were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 108,796,026 $ 9,767,867 $ 4,835,309 $ 1,247,666
Long term ............................. 2,553,100,885 565,178,334 19,593,453 2,694,552
Total capital loss carryforwards ............ $2,661,896,911 $574,946,201 $24,428,762 $3,942,218
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Late-year ordinary loss ...........................
$60,957,778 $5,818,280 $320,057 $233,176
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended December 31, 2024 and 2023, was as follows:
At December 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, payments-in-kind, bond discounts and premiums, derivative financial instruments and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2024, were as follows:
Templeton Global Bond Fund Templeton Global Total Return Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $78,074,567 $— $8,501,521 $—
Return of capital ......................... 123,066,774 206,891,091 10,824,991 23,587,957
$201,141,341 $206,891,091 $19,326,512 $23,587,957
Templeton International Bond Fund
Templeton Sustainable Emerging
Markets Bond Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $603,761 $— $732,678 $121,899
Return of capital ......................... 740,144 1,379,739 477,615 779,225
$1,343,905 $1,379,739 $1,210,293 $901,124
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
a a a a a
Cost of investments ....................... $3,267,100,728 $306,305,920 $21,654,162 $11,922,651
Unrealized appreciation ..................... $72,834,571 $7,791,086 $408,569 $147,277
Unrealized depreciation ..................... (474,216,279) (119,386,215) (3,002,622) (1,675,020)
Net unrealized appreciation (depreciation) ....... $(401,381,708) $(111,595,129) $(2,594,053) $(1,527,743)
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Purchases .............................. $1,020,665,940 $69,852,383 $6,986,726 $11,250,659
Sales .................................. $1,838,449,463 $158,774,931 $11,539,004 $16,628,597
4. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
6. Credit Risk and Defaulted Securities
At December 31, 2024, certain or all Funds had a portion of their portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At December 31, 2024, the aggregate value of these securities for Templeton Global Total Return Fund and Templeton
Sustainable Emerging Markets Bond Fund represents less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Credit risk ..................................... 19.6% 34.1% 23.0% 40.5%
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) ............... $1,645,359 $—
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
Total Restricted Securities (Value is —% of Net Assets) ............... $14,998 $—

Templeton Income Trust
Notes to Financial Statements

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Annual Report
9. Other Derivative Information
At December 31, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of December 31, 2024.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 16,442,177
a
Foreign exchange contracts ..
Investments in securities, at value 10,416,541
b
Options written, at value 25,626,225
Unrealized appreciation on OTC
forward exchange contracts
22,427,142 Unrealized depreciation on OTC
forward exchange contracts
44,087,848
Total .................... $32,843,683 $86,156,250
Templeton Global Total Return Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
532,514
a
Foreign exchange contracts ..
Investments in securities, at value 596,507
b
Options written, at value 1,467,522
Unrealized appreciation on OTC
forward exchange contracts
1,468,219 Unrealized depreciation on OTC
forward exchange contracts
4,464,408
Total .................... $2,064,726 $6,464,444
Templeton International Bond Fund
Foreign exchange contracts ..
Investments in securities, at value 61,684
b
Options written, at value 151,778
Unrealized appreciation on OTC
forward exchange contracts
160,668 Unrealized depreciation on OTC
forward exchange contracts
273,127
Total .................... $222,352 $424,905
Templeton Sustainable Emerging Markets Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
84,921
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
8,767 Unrealized depreciation on OTC
forward exchange contracts
173,521
Total .................... $8,767 $258,442
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
8. Restricted Securities
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended December 31, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(6,756,711) Swap contracts $(12,900,849)
Foreign exchange contracts .....
Investments (8,536,648)
a
Investments (20,638,554)
a
Written options (7,454,247) Written options 1,167,274
Forward exchange contracts (112,864,981) Forward exchange contracts (69,487,144)
Total ....................... $(135,612,587) $(101,859,273)
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts (80,420) Swap contracts (388,264)
Foreign exchange contracts .....
Investments (592,885)
a
Investments (1,126,703)
a
Written options (404,789) Written options 90,040
Forward exchange contracts (8,988,164) Forward exchange contracts (6,996,133)
Total ....................... $(10,066,258) $(8,421,060)
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments (95,640)
a
Investments (104,677)
a
Written options (19,570) Written options 13,743
Forward exchange contracts (646,819) Forward exchange contracts (494,464)
Total ....................... $(762,029) $(585,398)
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts 1,224 Swap contracts (84,921)
Foreign exchange contracts .....
Forward exchange contracts (115,867) Forward exchange contracts (226,330)
Total ....................... $(114,643) $(311,251)
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended December 31, 2024, the average month end notional amount of swap contracts and options, and the average month end contract value of forward exchange contracts, were as follows:
At December 31, 2024, the Funds' OTC derivative assets and liabilities are as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Swap contracts ........................... $ 361,720,000 $ 5,954,770 $ – $ 226,926
Forwards exchange contracts ................ 2,033,769,323 181,716,029 14,734,041 5,236,238
Options ................................. 3,622,870,923 213,674,308 23,572,385 –
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Forward Exchange Contracts ............................. $ 22,427,142 $ 44,087,848
Options Purchased .................................... 10,416,541 —
Options Written ....................................... — 25,626,225
Total ............................................. $32,843,683 $69,714,073
Templeton Global Total Return Fund
Forward Exchange Contracts ............................. 1,468,219 4,464,408
Options Purchased .................................... 596,507 —
Options Written ....................................... — 1,467,522
Total ............................................. $2,064,726 $5,931,930
Templeton International Bond Fund
Forward Exchange Contracts ............................. 160,668 273,127
Options Purchased .................................... 61,684 —
Options Written ....................................... — 151,778
Total ............................................. $222,352 $424,905
Templeton Sustainable Emerging Markets Bond Fund
Forward Exchange Contracts ............................. 8,767 173,521
Total ............................................. $8,767 $173,521
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 31, 2024, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $1,588,807 $(1,588,807) $— $— $—
BOFA .................... — — — — —
CITI ..................... 1,427,100 (102,743) (844,717) — 479,640
DBAB ................... 7,909,007 (4,290,092) (2,896,034) — 722,881
GSCO ................... 1,734,727 (696,431) — (1,038,296) —
HSBK ................... 1,860,114 (1,860,114) — — —
JPHQ ................... 1,060,364 (1,060,364) — — —
MSCO ................... 17,263,564 (17,263,564) — — —
Total ................... $32,843,683 $(26,862,115) $(3,740,751) $(1,038,296) $1,202,521
Templeton Global Total Return Fund
Counterparty
BNDP ................... — — — — —
BZWS ................... 37,873 (37,873) — — —
CITI ..................... 99,078 (69,917) — — 29,161
DBAB ................... 575,367 (575,367) — — —
HSBK ................... 79,206 (79,206) — — —
JPHQ ................... 339,187 (339,187) — — —
MSCO ................... 934,015 (934,015) — — —
Total ................... $2,064,726 $(2,035,565) $— $— $29,161
Templeton International Bond Fund
Counterparty
BNDP ................... 8,232 (5,493) — — 2,739
BOFA .................... — — — — —
CITI ..................... 27,282 (27,282) — — —
DBAB ................... 70,008 (35,982) — — 34,026
GSCO ................... 21,103 (21,103) — — —
HSBK ................... 11,575 (11,575) — — —
JPHQ ................... 3,379 (3,379) — — —
MSCO ................... 80,773 (80,773) — — —
Total ................... $222,352 $(185,587) $— $— $36,765
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At December 31, 2024, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... — — — — —
DBAB ................... 8,767 (5,940) — — 2,827
GSCO ................... — — — — —
HSBK ................... — — — — —
JPHQ ................... — — — — —
MSCO ................... — — — — —
Total ................... $8,767 $(5,940) $— $— $2,827
4
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $5,121,655 $(1,588,807) $— $(2,520,000) $1,012,848
BOFA .................... 82,981 — — (82,981) —
CITI ..................... 102,743 (102,743) — — —
DBAB ................... 4,290,092 (4,290,092) — — —
GSCO ................... 696,431 (696,431) — — —
HSBK ................... 6,991,821 (1,860,114) — (3,550,000) 1,581,707
JPHQ ................... 5,036,013 (1,060,364) — (3,750,000) 225,649
MSCO ................... 47,392,337 (17,263,564) — (29,580,000) 548,773
Total ................... $69,714,073 $(26,862,115) $— $(39,482,981) $3,368,977
Templeton Global Total Return Fund
Counterparty
BNDP ................... 124,845 — — — 124,845
BZWS ................... 485,647 (37,873) — (260,000) 187,774
CITI ..................... 69,917 (69,917) — — —
DBAB ................... 918,556 (575,367) — (240,000) 103,189
HSBK ................... 237,745 (79,206) — — 158,539
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 78 .
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
JPHQ ................... $1,125,930 $(339,187) $— $(760,000) $26,743
MSCO ................... 2,969,290 (934,015) — (1,900,000) 135,275
Total ................... $5,931,930 $(2,035,565) $— $(3,160,000) $736,365
Templeton International Bond Fund
Counterparty
BNDP ................... 5,493 (5,493) — — —
BOFA .................... 5,166 — — — 5,166
CITI ..................... 75,545 (27,282) — — 48,263
DBAB ................... 35,982 (35,982) — — —
GSCO ................... 49,278 (21,103) — — 28,175
HSBK ................... 25,915 (11,575) — — 14,340
JPHQ ................... 19,342 (3,379) — — 15,963
MSCO ................... 208,184 (80,773) — — 127,411
Total ................... $424,905 $(185,587) $— $— $239,318
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
BNDP ................... 1,430 — — — 1,430
CITI ..................... 51,801 — — — 51,801
DBAB ................... 5,940 (5,940) — — —
GSCO ................... 5,013 — — — 5,013
HSBK ................... 9,023 — — — 9,023
JPHQ ................... 59,513 — — — 59,513
MSCO ................... 40,801 — — — 40,801
Total ................... $173,521 $(5,940) $— $— $167,581
a
At December 31, 2024, the Fund received U.S Treasury Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization.  Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 31, 2025, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 30, 2026, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2024, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 2,327,097,679 $ — $ 2,327,097,679
U.S. Government and Agency Securities ....... — 322,723,549 — 322,723,549
Options Purchased ....................... — 10,416,541 — 10,416,541
Short Term Investments ................... 269,210,359 — — 269,210,359
Total Investments in Securities ........... $269,210,359 $2,660,237,769 $— $2,929,448,128
Other Financial Instruments:
Forward Exchange Contracts ............... $— $22,427,142 $— $22,427,142
Total Other Financial Instruments ......... $— $22,427,142 $— $22,427,142
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $25,626,225 $— $25,626,225
Forward Exchange Contracts ............... — 44,087,848 — 44,087,848
Swap Contracts ......................... — 16,442,177 — 16,442,177
Total Other Financial Instruments ......... $— $86,156,250 $— $86,156,250
10. Credit Facility
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ — $ — $ —
b
$ —
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 166,506,946 — 166,506,946
U.S. Government and Agency Securities ....... — 18,544,167 — 18,544,167
Escrows and Litigation Trusts ............... — — —
b
—
Options Purchased ....................... — 596,507 — 596,507
Short Term Investments ................... 2,365,734 11,693,662 — 14,059,396
Total Investments in Securities ........... $2,365,734 $197,341,282 $— $199,707,016
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,468,219 $— $1,468,219
Total Other Financial Instruments ......... $— $1,468,219 $— $1,468,219
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $1,467,522 $— $1,467,522
Forward Exchange Contracts ............... — 4,464,408 — 4,464,408
Swap Contracts ......................... — 532,514 — 532,514
Total Other Financial Instruments ......... $— $6,464,444 $— $6,464,444
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 14,368,451 — 14,368,451
Options Purchased ....................... — 61,684 — 61,684
Short Term Investments ................... 3,907,515 986,696 — 4,894,211
Total Investments in Securities ........... $3,907,515 $15,416,831 $— $19,324,346
Other Financial Instruments:
Forward Exchange Contracts ............... $— $160,668 $— $160,668
Total Other Financial Instruments ......... $— $160,668 $— $160,668
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $151,778 $— $151,778
Forward Exchange Contracts ............... — 273,127 — 273,127
Total Other Financial Instruments ......... $— $424,905 $— $424,905
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — 423,913
b
423,913
Foreign Government and Agency Securities .... — 8,751,439 — 8,751,439
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 182,323 1,286,908 — 1,469,231
Total Investments in Securities ........... $182,323 $10,038,347 $423,913 $10,644,583
Other Financial Instruments:
Forward Exchange Contracts ............... $— $8,767 $— $8,767
Total Other Financial Instruments ......... $— $8,767 $— $8,767
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 173,521 $ — $ 173,521
Swap Contracts ......................... — 84,921 — 84,921
Total Other Financial Instruments ......... $— $258,442 $— $258,442
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2024, the reconciliations are as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2024, are as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 450,124 — (29,700) — — — — 3,489 423,913 3,454
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $450,124 $— $(29,700) $— $— $— $— $3,489 $423,913 $3,454
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable
Emerging Markets Bond
Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$423,913 Discounted cash flow Discount rate
(
b
)
7.9% Decrease
All Other
............
—
c
Total
...............
$423,913
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
12. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Namibian Dollar
NOK
Norwegian Krone
PLN
Polish Zloty
RSD
Serbian Dinar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
CDI
certificado de deposito interbancario
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 12.15%
1-day SOFR ........................ 4.49%

Templeton Income Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Fund, Templeton Global
Total Return Fund, Templeton International Bond Fund and Templeton Sustainable Emerging Markets Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Templeton
Global Bond Fund, Templeton Global Total Return Fund, Templeton International Bond Fund and Templeton Sustainable
Emerging Markets Bond Fund (constituting Templeton Income Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, private placement agent, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2024:
Pursuant to:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Section 163(j) Interest Dividends Earned §163(j) $210,243,295 — $1,238,149
Interest Earned from Federal Obligations Note (1) $13,740,721 $946,318 —
Pursuant to:
Templeton
Sustainable
Emerging
Markets Bond
Fund
Section 163(j) Interest Dividends Earned §163(j) $1,202,392
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Foreign Taxes Paid $7,089,438 $414,826 $21,463 $29,223
Foreign Source Income Earned $182,852,103 $18,237,949 $1,221,512 $1,183,394

Templeton Income Trust

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

TINT-AFSOI 02/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

TEMPLETON INCOME TRUST

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 28, 2025